UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1 SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

ASG Dynamic Allocation Fund

Shares	Description	Value (†)
Exchange-Traded Funds – 49.4% of Net Assets
24,662	iShares® Core U.S. Aggregate Bond ETF	$2,602,334
651	iShares® Edge MSCI Min Vol Emerging Markets ETF	38,604
14,650	iShares® JP Morgan USD Emerging Markets Bond ETF	1,579,417
52,690	SPDR® Bloomberg Barclays International Treasury Bond ETF	1,442,652
7,854	Vanguard FTSE All World ex-U.S. Small-Cap ETF	880,905
25,614	Vanguard FTSE Developed Markets ETF	1,108,318
2,348	Vanguard FTSE Emerging Markets ETF	96,268
19,578	Vanguard FTSE Europe ETF	1,100,675
15,966	Vanguard FTSE Pacific ETF	1,135,183
31,304	Vanguard Intermediate-Term Corporate Bond ETF	2,614,823
12,700	Vanguard Mid-Cap ETF	2,085,213
29,245	Vanguard Total International Bond ETF	1,595,022
14,308	Vanguard Total Stock Market ETF	2,141,192
17,720	Vanguard Value ETF	1,961,250

	Total Exchange-Traded Funds (Identified Cost $18,810,854)	20,381,856

Principal Amount
Short-Term Investments – 47.7%
	Certificates of Deposit – 25.5%
$1,000,000	Norinchukin Bank (NY), 2.050%, 10/02/2018	999,985
1,000,000	BNP Paribas (NY), 2.310%, 10/04/2018(a)	1,000,024
750,000	Sumitomo Mitsui Trust Bank (NY), 2.340%, 10/15/2018	750,048
750,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 2.340%, 10/16/2018	750,063
500,000	Sumitomo Mitsui Bank (NY), 2.270%, 10/22/2018	500,020
500,000	DNB Nor Bank ASA (NY), 2.210%, 11/08/2018	499,993
500,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.210%, 2.375%, 11/20/2018(a)(b)	500,147
1,000,000	Credit Industriel et Commercial (NY), 2.300%, 12/20/2018	1,000,027
500,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.260%, 2.374%, 1/03/2019(a)(b)	500,323
500,000	Bank of Montreal (IL), 1-month LIBOR + 0.210%, 2.343%, 1/10/2019(b)	500,258
500,000	Toronto-Dominion Bank (NY), 2.455%, 2/11/2019	499,924
500,000	Toronto-Dominion Bank (NY), 2.460%, 2/28/2019	499,874
1,000,000	Banco Del Estado de Chile (NY), 1-month LIBOR + 0.210%, 2.330%, 3/04/2019(b)	1,000,493
500,000	Dexia Credit Local S.A. (NY), (Credit Support: Belgium, France, Luxembourg), 3-month LIBOR + 0.100%, 2.412%, 5/17/2019(a)(b)	499,967
500,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.310%, 2.449%, 6/12/2019(a)(b)	500,448

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$500,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.130%, 2.461%, 7/10/2019(a)(b)	$500,190

		10,501,784

	Time Deposits – 11.6%
1,000,000	Skandinaviska Enskilda Banken (NY), 2.120%, 10/01/2018(c)	1,000,000
1,900,000	Canadian Imperial Bank of Commerce, 2.130%, 10/01/2018	1,900,000
1,900,000	National Bank of Kuwait, 2.160%, 10/01/2018(c)	1,900,000

		4,800,000

	Commercial Paper – 6.1%
500,000	Swedbank (NY), 2.288%, 10/04/2018(a)(d)	499,821
1,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.174%, 10/09/2018(d)	999,337
500,000	Santander UK PLC, 2.260%, 10/16/2018(d)	499,458
500,000	ING (U.S.) Funding LLC, (Credit Support: ING Bank NV), 1-month LIBOR + 0.230%, 2.448%, 11/26/2018(a)(b)	500,181

		2,498,797

	Other Notes – 2.4%
1,000,000	Bank of America NA, 2.450%, 2/12/2019	999,790

	Treasuries – 2.1%
600,000	U.S. Treasury Bills, 1.899%, 10/04/2018(d)(e)	599,899
275,000	U.S. Treasury Bills, 2.030%, 11/01/2018(d)(e)	274,511

		874,410

	Total Short-Term Investments (Identified Cost $19,673,403)	19,674,781

	Total Investments – 97.1% (Identified Cost $38,484,257)	40,056,637
	Other assets less liabilities – 2.9%	1,180,855

	Net Assets – 100.0%	$41,237,492

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2018, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$9,476,089	$296,511	0.72%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of September 30, 2018 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor’s Depositary Receipt

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	12/31/2018	7	$793,008	$787,336	$(5,672)
10 Year Australia Government Bond	12/17/2018	27	2,532,061	2,514,818	(17,243)
10 Year U.S. Treasury Note	12/19/2018	7	839,781	831,468	(8,313)
30 Year U.S. Treasury Bond	12/19/2018	5	717,578	702,500	(15,078)
ASX SPI 200™	12/20/2018	17	1,892,258	1,902,866	10,608
CAC 40®	10/19/2018	30	1,860,941	1,912,076	51,135
E-mini Dow	12/21/2018	35	4,583,510	4,633,300	49,790
E-mini NASDAQ 100	12/21/2018	30	4,524,727	4,593,150	68,423
E-mini Russell 2000	12/21/2018	53	4,567,095	4,507,120	(59,975)
E-mini S&P 500®	12/21/2018	31	4,485,575	4,524,450	38,875
EURO STOXX 50®	12/21/2018	48	1,852,479	1,887,589	35,110
FTSE 100 Index	12/21/2018	19	1,798,464	1,854,002	55,538
German Euro Bund	12/06/2018	13	2,412,338	2,396,722	(15,616)
MSCI EAFE Index	12/21/2018	19	1,853,925	1,876,725	22,800
TOPIX	12/13/2018	12	1,775,436	1,919,556	144,120
UK Long Gilt	12/27/2018	15	2,391,883	2,364,499	(27,384)

Total					$327,118

At September 30, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Dollar Index	12/17/2018	106	$10,039,700	$10,042,122	$(2,422)

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$20,381,856	$—	$—	$20,381,856
Short-Term Investments*	—	19,674,781	—	19,674,781

Total Investments	20,381,856	19,674,781	—	40,056,637

Futures Contracts (unrealized appreciation)	179,888	296,511	—	476,399

Total	$20,561,744	$19,971,292	$—	$40,533,036

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(151,703)	$—	$—	$(151,703)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund tactically allocates its investments across a range of asset classes and global markets. The Fund will typically use a variety of derivative instruments, in particular long positions in futures and forward contracts, to achieve exposures to global equity and fixed income securities. The Fund may also hold short positions in derivatives for hedging purposes. During the period ended September 30, 2018, the Fund used long contracts on U.S. and foreign equity market indices and U.S. and foreign government bonds and short contracts on the U.S. dollar index to gain investment exposures in accordance with its objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2018:

Assets	Unrealized appreciation on futures contracts
Exchange-traded assets derivatives Equity contracts	$476,399

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(89,306)
Foreign exchange contracts	(2,422)
Equity contracts	(59,975)

Total exchange-traded liability derivatives	$(151,703)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2018:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Exchange-traded counterparty credit risk
Futures contracts	$476,399	$476,399
Margin with brokers	1,794,454	1,794,454

Total exchange-traded counterparty credit risk	$2,270,853	$2,270,853

Investment Summary at September 30, 2018 (Unaudited)

Exchange-Traded Funds	49.4%
Certificates of Deposit	25.5
Time Deposits	11.6
Commercial Paper	6.1
Other Notes	2.4
Treasuries	2.1

Total Investments	97.1
Other assets less liabilities (including futures contracts)	2.9

Net Assets	100.0%

Consolidated Portfolio of Investments – as of September 30, 2018 (Unaudited)

ASG Global Alternatives Fund

Shares	Description	Value (†)
Common Stocks – 7.7% of Net Assets
	Aerospace & Defense – 0.3%
30,225	AAR Corp.	$1,447,476
48,462	Arconic, Inc.	1,066,649
15,750	United Technologies Corp.	2,202,007

		4,716,132

	Airlines – 0.1%
14,554	United Continental Holdings, Inc.(a)	1,296,179

	Banks – 0.4%
177,240	Investors Bancorp, Inc.	2,174,735
58,232	Bank of America Corp.	1,715,515
27,341	Citigroup, Inc.	1,961,443

		5,851,693

	Building Products – 0.1%
26,852	Armstrong World Industries, Inc.(a)	1,868,899

	Capital Markets – 0.4%
35,846	Morgan Stanley	1,669,348
36,405	Bank of New York Mellon Corp. (The)	1,856,291
29,349	Intercontinental Exchange, Inc.	2,197,947

		5,723,586

	Chemicals – 0.3%
25,221	DowDuPont, Inc.	1,621,962
102,178	Platform Specialty Products Corp.(a)	1,274,160
47,936	Rayonier Advanced Materials, Inc.	883,460

		3,779,582

	Communications Equipment – 0.1%
36,429	CommScope Holding Co., Inc.(a)	1,120,556

	Diversified Telecommunication Services – 0.1%
52,704	Zayo Group Holdings, Inc.(a)	1,829,883

	Electronic Equipment, Instruments & Components – 0.1%
21,039	Itron, Inc.(a)	1,350,704

	Entertainment – 0.2%
48,290	Lions Gate Entertainment Corp.	1,177,793
35,736	IMAX Corp.(a)	921,989
3,263	Netflix, Inc.(a)	1,220,786

		3,320,568

	Food & Staples Retailing – 0.1%
27,462	Sysco Corp.	2,011,592

	Food Products – 0.2%
51,901	Mondelez International, Inc., Class A	2,229,667

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – 0.3%
30,134	Baxter International, Inc.	$2,323,030
14,787	Zimmer Biomet Holdings, Inc.	1,944,047

		4,267,077

	Health Care Providers & Services – 0.1%
28,153	MEDNAX, Inc.(a)	1,313,619

	Hotels, Restaurants & Leisure – 0.4%
1,662	Chipotle Mexican Grill, Inc.(a)	755,412
46,115	MGM Resorts International	1,287,069
92,891	Wendy’s Co. (The)	1,592,152
17,848	Jack in the Box, Inc.	1,496,198

		5,130,831

	Household Durables – 0.1%
37,677	Newell Brands, Inc.	764,843

	Household Products – 0.2%
31,923	Procter & Gamble Co. (The)	2,656,951

	Industrial Conglomerates – 0.1%
103,440	General Electric Co.	1,167,838

	Interactive Media & Services – 0.4%
45,676	Cars.com, Inc.(a)	1,261,114
6,960	Facebook, Inc., Class A(a)	1,144,641
6,190	IAC/InterActiveCorp(a)	1,341,497
1,446	Alphabet, Inc., Class A(a)	1,745,438

		5,492,690

	IT Services – 0.9%
21,550	DXC Technology Co.	2,015,356
51,958	First Data Corp., Class A(a)	1,271,412
6,475	Alliance Data Systems Corp.	1,529,136
15,679	Automatic Data Processing, Inc.	2,362,198
18,934	Worldpay, Inc., Class A(a)	1,917,446
8,171	FleetCor Technologies, Inc.(a)	1,861,681
17,054	PayPal Holdings, Inc.(a)	1,498,024

		12,455,253

	Machinery – 0.3%
18,300	Astec Industries, Inc.	922,503
31,414	Terex Corp.	1,253,733
44,231	Trinity Industries, Inc.	1,620,624

		3,796,860

	Media – 0.1%
11,217	Loral Space & Communications, Inc.(a)	509,252
21,380	AMC Networks, Inc., Class A(a)	1,418,349

		1,927,601

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 0.4%
28,607	CVR Energy, Inc.	$1,150,574
24,213	Cheniere Energy, Inc.(a)	1,682,561
18,753	Hess Corp.	1,342,340
35,513	Peabody Energy Corp.	1,265,683

		5,441,158

	Real Estate Management & Development – 0.3%
45,891	CBRE Group, Inc., Class A(a)	2,023,793
16,926	Howard Hughes Corp. (The)(a)	2,102,548

		4,126,341

	Semiconductors & Semiconductor Equipment – 0.2%
20,029	Xilinx, Inc.	1,605,725
61,301	ON Semiconductor Corp.(a)	1,129,777

		2,735,502

	Software – 0.8%
22,102	Citrix Systems, Inc.(a)	2,456,858
16,906	Microsoft Corp.	1,933,539
45,342	Open Text Corp.	1,724,810
7,819	ServiceNow, Inc.(a)	1,529,631
12,686	salesforce.com, inc.(a)	2,017,454
8,961	Autodesk, Inc.(a)	1,398,902

		11,061,194

	Specialty Retail – 0.3%
15,470	Lowe’s Cos., Inc.	1,776,265
6,896	Advance Auto Parts, Inc.	1,160,804
9,850	Tiffany & Co.	1,270,355

		4,207,424

	Trading Companies & Distributors – 0.3%
42,285	HD Supply Holdings, Inc.(a)	1,809,375
45,914	Univar, Inc.(a)	1,407,723
22,574	WESCO International, Inc.(a)	1,387,173

		4,604,271

	Wireless Telecommunication Services – 0.1%
23,885	T-Mobile US, Inc.(a)	1,676,249

	Total Common Stocks (Identified Cost $100,838,514)	107,924,743

Exchange-Traded Funds – 3.9%
634,655	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $54,816,167)	54,859,578

Closed-End Investment Companies – 0.1%
22,261	Altaba, Inc.(a) (Identified Cost $1,562,206)	1,516,419

Principal Amount	Description	Value (†)
Short-Term Investments – 86.4%
	Certificates of Deposit – 57.4%
$50,000,000	Norinchukin Bank (NY), 2.050%, 10/02/2018	$49,999,247
10,000,000	DNB Nor Bank ASA (NY), 2.090%, 10/02/2018	9,999,925
25,000,000	Banco Del Estado de Chile (NY), 2.130%, 10/03/2018	24,999,801
50,000,000	BNP Paribas (NY), 2.310%, 10/04/2018(b)	50,001,218
30,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.260%, 10/09/2018	30,000,387
45,000,000	Landesbank Hessen (NY), 2.280%, 10/10/2018	45,001,355
60,000,000	Sumitomo Mitsui Trust Bank (NY), 2.340%, 10/15/2018	60,003,880
10,000,000	Landesbank Hessen (NY), 2.280%, 10/16/2018	10,000,438
60,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 2.340%, 10/16/2018	60,005,073
25,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.250%, 10/18/2018	25,000,182
15,000,000	Sumitomo Mitsui Bank (NY), 2.270%, 10/22/2018	15,000,601
50,000,000	DNB Nor Bank ASA (NY), 2.210%, 11/08/2018	49,999,330
30,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.210%, 2.375%, 11/20/2018(b)(c)	30,008,820
55,000,000	Credit Industriel et Commercial (NY), 2.300%, 12/20/2018	55,001,492
50,000,000	Mizuho Bank Ltd. (NY), 2.350%, 12/27/2018	49,999,981
20,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.260%, 2.374%, 1/03/2019(b)(c)	20,012,900
40,000,000	Bank of Montreal (IL), 1-month LIBOR + 0.210%, 2.343%, 1/10/2019(c)	40,020,640
45,000,000	Toronto-Dominion Bank (NY), 2.455%, 2/11/2019	44,993,154
10,000,000	Toronto-Dominion Bank (NY), 2.460%, 2/28/2019	9,997,470
25,000,000	Banco Del Estado de Chile (NY), 1-month LIBOR + 0.210%, 2.330%, 3/04/2019(c)	25,012,325
50,000,000	Dexia Credit Local S.A. (NY), (Credit Support: Belgium, France, Luxembourg), 3-month LIBOR + 0.100%, 2.412%, 5/17/2019(b)(c)	49,996,651
25,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.310%, 2.449%, 6/12/2019(b)(c)	25,022,400
25,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.130%, 2.461%, 7/10/2019(c)	25,009,490

		805,086,760

	Commercial Paper – 14.9%
43,200,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.174%, 10/02/2018(d)	43,189,752
50,000,000	Swedbank (NY), 2.288%, 10/04/2018(b)(d)	49,982,084

Principal Amount	Description	Value (†)
	Commercial Paper – continued
$10,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.174%, 10/09/2018(d)	$9,993,369
55,000,000	Santander UK PLC, 2.260%, 10/16/2018(d)	54,940,325
50,000,000	ING (U.S.) Funding LLC, (Credit Support: ING Bank NV), 1-month LIBOR + 0.230%, 2.448%, 11/26/2018(b)(c)	50,018,150

		208,123,680

	Time Deposits – 10.8%
22,000,000	Skandinaviska Enskilda Banken (NY), 2.120%, 10/01/2018(e)	22,000,000
63,950,000	Canadian Imperial Bank of Commerce, 2.130%, 10/01/2018	63,950,000
66,000,000	National Bank of Kuwait, 2.160%, 10/01/2018(e)	66,000,000

		151,950,000

	Treasuries – 3.3%
19,250,000	U.S. Treasury Bills, 1.900%-1.935%, 10/04/2018(d)(f)(g)	19,246,754
14,500,000	U.S. Treasury Bills, 1.979%, 11/01/2018(d)(f)	14,474,247
12,250,000	U.S. Treasury Bills, 2.096%, 12/06/2018(d)(f)	12,202,220

		45,923,221

	Total Short-Term Investments (Identified Cost $1,211,008,014)	1,211,083,661

	Total Investments – 98.1% (Identified Cost $1,368,224,901)	1,375,384,401
	Other assets less liabilities – 1.9%	26,403,797

	Net Assets – 100.0%	$1,401,788,198

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2018, the value of the Fund’s investment in the Subsidiary was $23,039,908, representing 1.64% of the Fund’s net assets.

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2018, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$206,212,765	$8,494,802	0.60%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of September 30, 2018 is disclosed.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	12/19/2018	CHF	B	12,500,000	$12,995,250	$12,831,598	$(163,652)
UBS AG	12/19/2018	NOK	S	258,000,000	31,385,674	31,806,441	(420,767)
UBS AG	12/19/2018	NZD	S	12,400,000	8,114,399	8,223,084	(108,685)
UBS AG	12/19/2018	SEK	B	64,000,000	7,128,737	7,250,489	121,752
UBS AG	12/19/2018	SEK	S	26,000,000	2,887,469	2,945,511	(58,042)

Total							$(629,394)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	12/31/2018	1,816	$383,807,295	$382,693,627	$(1,113,668)
10 Year Australia Government Bond	12/17/2018	1,315	122,673,146	122,480,957	(192,189)
Australian Dollar	12/17/2018	620	44,188,000	44,807,400	619,400
British Pound	12/17/2018	49	4,006,975	4,007,588	613
DAX	12/21/2018	169	59,282,279	60,049,922	767,643
E-mini Russell 2000	12/21/2018	499	43,011,340	42,434,960	(576,380)

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/21/2018	922	$133,388,045	$134,565,900	$1,177,855
EURO STOXX 50®	12/21/2018	531	20,493,052	20,881,458	388,406
Euro-BTP	12/06/2018	123	17,891,613	17,685,492	(206,121)
FTSE 100 Index	12/21/2018	328	31,047,308	32,005,933	958,625
German Euro Bund	12/06/2018	1,412	261,933,602	260,320,845	(1,612,757)
Hang Seng Index®	10/30/2018	54	9,515,109	9,614,785	99,676
MSCI Emerging Markets Index	12/21/2018	581	29,472,680	30,493,785	1,021,105
TOPIX	12/13/2018	523	77,380,215	83,660,667	6,280,452
UK Long Gilt	12/27/2018	1,121	177,178,973	176,706,855	(472,118)

Total					$7,140,542

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/17/2018	92	$4,775,029	$4,773,650	$(1,379)
Brent Crude Oil	10/31/2018	381	29,416,270	31,520,130	2,103,860
Low Sulfur Gasoil	11/12/2018	118	8,068,475	8,546,150	477,675
Natural Gas	10/29/2018	182	5,079,620	5,474,560	394,940
Nickel LME	12/17/2018	105	8,593,200	7,932,960	(660,240)
Soybean Meal	12/14/2018	132	4,407,400	4,078,800	(328,600)
Wheat	12/14/2018	48	1,399,812	1,221,600	(178,212)
WTI Crude Oil	10/22/2018	1,251	86,132,110	91,635,750	5,503,640
Zinc LME	12/17/2018	115	7,299,625	7,538,250	238,625

Total					$7,550,309

At September 30, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Canada Government Bond	12/18/2018	557	$57,682,561	$57,189,904	$492,657
10 Year U.S. Treasury Note	12/19/2018	4,260	509,971,000	506,008,125	3,962,875
30 Year U.S. Treasury Bond	12/19/2018	478	68,947,719	67,159,000	1,788,719
Canadian Dollar	12/18/2018	307	23,498,095	23,794,035	(295,940)
Euro	12/17/2018	1,669	243,932,187	243,715,725	216,462
Euro-OAT	12/06/2018	238	41,610,040	41,739,648	(129,608)
Eurodollar	12/17/2018	2,235	544,054,875	543,887,250	167,625
Japanese Yen	12/17/2018	501	56,470,437	55,448,175	1,022,262

Total					$7,225,052

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/17/2018	62	$3,272,282	$3,217,025	$55,257
Copper LME	12/17/2018	152	23,192,125	23,797,500	(605,375)
Corn	12/14/2018	534	10,848,825	9,511,875	1,336,950
Gold	12/27/2018	403	48,795,790	48,206,860	588,930
New York Harbor ULSD	10/31/2018	51	4,853,684	5,030,487	(176,803)
Nickel LME	12/17/2018	20	1,554,120	1,511,040	43,080
Soybean	11/14/2018	37	1,622,450	1,564,175	58,275

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Soybean Oil	12/14/2018	647	$11,450,208	$11,253,918	$196,290

Total					$1,496,604

[1]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$107,924,743	$—	$—	$107,924,743
Exchange-Traded Funds	54,859,578	—	—	54,859,578
Closed-End Investment Companies	1,516,419	—	—	1,516,419
Short-Term Investments*	—	1,211,083,661	—	1,211,083,661

Total Investments	164,300,740	1,211,083,661	—	1,375,384,401

Forward Foreign Currency Contracts (unrealized appreciation)	—	121,752	—	121,752
Futures Contracts (unrealized appreciation)	21,467,095	8,494,802	—	29,961,897

Total	$185,767,835	$1,219,700,215	$—	$1,405,468,050

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(751,146)	$—	$(751,146)
Futures Contracts (unrealized depreciation)	(6,549,390)	—	—	(6,549,390)

Total	$(6,549,390)	$(751,146)	$—	$(7,300,536)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of and underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2018, the Fund used long contracts on U.S. and foreign equity market indices, long and short contracts on U.S. and foreign government bonds, foreign currencies, commodities (through investments in the Subsidiary), and short contracts on short-term interest rates in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2018:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$121,752	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$6,411,876
Foreign exchange contracts	—	1,858,737
Commodity contracts	—	10,997,522
Equity contracts	—	10,693,762

Total exchange-traded asset derivatives	$—	$29,961,897

Total asset derivatives	$121,752	$29,961,897

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(751,146)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(3,726,461)
Foreign exchange contracts	—	(295,940)
Commodity contracts	—	(1,950,609)
Equity contracts	—	(576,380)

Total exchange-traded liability derivatives	$—	$(6,549,390)

Total liability derivatives	$(751,146)	$(6,549,390)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2018, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(629,394)	$3,181,372

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2018:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$121,752	$—
Collateral pledged to UBS AG	3,181,372	3,181,372

Total over-the-counter counterparty credit risk	3,303,124	3,181,372

Exchange-traded counterparty credit risk
Futures contracts	29,961,897	29,961,897
Margin with brokers	54,678,270	54,678,270

Total exchange-traded counterparty credit risk	84,640,167	84,640,167

Total counterparty credit risk	$87,943,291	$87,821,539

Investment Summary at September 30, 2018 (Unaudited)

Certificates of Deposit	57.4%
Commercial Paper	14.9
Time Deposits	10.8
Common Stocks	7.7
Exchange-Traded Funds	3.9
Treasuries	3.3
Closed-End Investment Companies	0.1

Total Investments	98.1
Other assets less liabilities (including forward foreign currency and futures contracts)	1.9

Net Assets	100.0%

Consolidated Portfolio of Investments – as of September 30, 2018 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 88.2% of Net Assets
	Certificates of Deposit – 57.0%
$15,100,000	Norinchukin Bank (NY), 2.050%, 10/02/2018	$15,099,773
25,000,000	DNB Nor Bank ASA (NY), 2.090%, 10/02/2018	24,999,813
50,000,000	Banco Del Estado de Chile (NY), 2.130%, 10/03/2018	49,999,603
100,000,000	BNP Paribas (NY), 2.310%, 10/04/2018(a)	100,002,435
35,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.260%, 10/09/2018	35,000,451
50,000,000	Landesbank Hessen (NY), 2.280%, 10/10/2018	50,001,506
125,000,000	Sumitomo Mitsui Trust Bank (NY), 2.340%, 10/15/2018	125,008,082
50,000,000	Landesbank Hessen (NY), 2.280%, 10/16/2018	50,002,192
120,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 2.340%, 10/16/2018	120,010,146
45,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.250%, 10/18/2018	45,000,328
65,000,000	Sumitomo Mitsui Bank (NY), 2.270%, 10/22/2018	65,002,603
40,000,000	Mizuho Bank Ltd. (NY), 2.260%, 10/23/2018	40,002,605
100,000,000	DNB Nor Bank ASA (NY), 2.210%, 11/08/2018	99,998,660
100,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.210%, 2.375%, 11/20/2018(a)(b)	100,029,400
75,000,000	Credit Industriel et Commercial (NY), 2.300%, 12/20/2018	75,002,035
50,000,000	Mizuho Bank Ltd. (NY), 2.350%, 12/27/2018	49,999,981
60,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.260%, 2.374%, 1/03/2019(a)(b)	60,038,700
45,000,000	Bank of Montreal (IL), 1-month LIBOR + 0.210%, 2.343%, 1/10/2019(b)	45,023,220
90,000,000	Toronto-Dominion Bank (NY), 2.455%, 2/11/2019	89,986,307
50,000,000	Swedbank (NY), 1-month LIBOR + 0.200%, 2.339%, 2/12/2019(b)	50,026,650
30,000,000	Toronto-Dominion Bank (NY), 2.460%, 2/28/2019	29,992,411
75,000,000	Banco Del Estado de Chile (NY), 1-month LIBOR + 0.210%, 2.330%, 3/04/2019(b)	75,036,975
36,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.250%, 2.631%, 3/27/2019(a)(b)	36,034,838
100,000,000	Dexia Credit Local S.A. (NY), (Credit Support: Belgium, France, Luxembourg), 3-month LIBOR + 0.100%, 2.412%, 5/17/2019(a)(b)	99,993,302
35,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.310%, 2.449%, 6/12/2019(a)(b)	35,031,360

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$50,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.130%, 2.461%, 7/10/2019(b)	$50,018,980

		1,616,342,356

	Time Deposits – 11.4%
55,600,000	Skandinaviska Enskilda Banken (NY), 2.120%, 10/01/2018(c)	55,600,000
134,000,000	Canadian Imperial Bank of Commerce, 2.130%, 10/01/2018	134,000,000
134,000,000	National Bank of Kuwait, 2.160%, 10/01/2018(c)	134,000,000

		323,600,000

	Commercial Paper – 11.4%
4,700,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.174%, 10/02/2018(d)	4,698,885
38,600,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.174%, 10/04/2018(d)	38,586,201
50,000,000	Swedbank (NY), 2.288%, 10/04/2018(a)(d)	49,982,084
27,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.174%, 10/09/2018(d)	26,982,097
25,700,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.174%, 10/11/2018(d)	25,679,768
76,000,000	Santander UK PLC, 2.260%, 10/16/2018(d)	75,917,540
100,000,000	ING (U.S.) Funding LLC, (Credit Support: ING Bank NV), 1-month LIBOR + 0.230%, 2.448%, 11/26/2018(a)(b)	100,036,300

		321,882,875

	Treasuries – 7.0%
55,000,000	U.S. Treasury Bills, 1.935% - 1.950%, 10/04/2018(d)(e)(f)	54,990,724
39,750,000	U.S. Treasury Bills, 1.963% - 1.979%, 11/01/2018(d)(e)(f)	39,679,403
40,500,000	U.S. Treasury Bills, 2.019%, 12/06/2018(d)(e)	40,342,033
32,000,000	U.S. Treasury Bills, 2.131%, 1/03/2019(d)(e)	31,816,387
32,000,000	U.S. Treasury Bills, 2.191%, 2/07/2019(d)(e)	31,741,713

		198,570,260

	Other Notes – 1.4%
40,000,000	Bank of America NA, 2.450%, 2/12/2019	39,991,622

	Total Short-Term Investments (Identified Cost $2,500,181,074)	2,500,387,113

	Total Investments – 88.2%
	(Identified Cost $2,500,181,074)	2,500,387,113
	Other assets less liabilities – 11.8%	333,263,994

	Net Assets – 100.0%	$2,833,651,107

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2018, the value of the Fund’s investment in the Subsidiary was $170,130,073, representing 6.00% of the Fund’s net assets.

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2018, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$1,715,773,472	$34,928,357	1.23%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(b)	Variable rate security. Rate as of September 30, 2018 is disclosed.

(c)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of September 30, 2018 is disclosed.

(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(f)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

LIBOR	London Interbank Offered Rate
CHF	Swiss Franc
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	12/19/2018	CHF	B	162,375,000	$170,405,225	$166,682,451	$(3,722,774)
UBS AG	12/19/2018	CHF	S	124,750,000	129,137,485	128,059,343	1,078,142
UBS AG	12/19/2018	MXN	B	6,409,500,000	330,759,648	338,391,118	7,631,470
UBS AG	12/19/2018	MXN	S	167,500,000	8,685,803	8,843,204	(157,401)
UBS AG	12/19/2018	NOK	B	1,302,000,000	158,172,928	160,511,573	2,338,645
UBS AG	12/19/2018	NOK	B	1,248,000,000	154,093,407	153,854,410	(238,997)
UBS AG	12/19/2018	NOK	S	4,188,000,000	502,433,226	516,299,897	(13,866,671)
UBS AG	12/19/2018	NZD	B	243,000,000	162,180,997	161,145,913	(1,035,084)
UBS AG	12/19/2018	NZD	S	716,500,000	466,666,959	475,148,341	(8,481,382)
UBS AG	12/19/2018	PLN	B	558,500,000	153,278,040	151,782,665	(1,495,375)
UBS AG	12/19/2018	PLN	S	454,500,000	122,539,636	123,518,749	(979,113)
UBS AG	12/19/2018	SEK	B	146,000,000	16,400,720	16,540,178	139,458
UBS AG	12/19/2018	SEK	B	1,550,000,000	177,304,064	175,597,784	(1,706,280)
UBS AG	12/19/2018	SEK	S	4,352,000,000	483,317,871	493,033,262	(9,715,391)
UBS AG	12/19/2018	SGD	B	435,250,000	319,377,608	318,923,503	(454,105)
UBS AG	12/19/2018	SGD	S	702,875,000	511,089,093	515,022,072	(3,932,979)
UBS AG	12/19/2018	TRY	B	76,800,000	11,816,688	12,101,012	284,324
UBS AG	12/19/2018	TRY	B	9,900,000	1,570,796	1,559,896	(10,900)
UBS AG	12/19/2018	TRY	S	276,300,000	40,148,084	43,535,282	(3,387,198)
UBS AG	12/19/2018	ZAR	B	1,943,500,000	134,679,098	136,025,362	1,346,264
UBS AG	12/19/2018	ZAR	B	183,000,000	12,840,204	12,808,151	(32,053)
UBS AG	12/19/2018	ZAR	S	3,016,000,000	196,549,357	211,089,525	(14,540,168)

Total							$(50,937,568)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	12/17/2018	1,201	$112,703,624	$111,862,836	$(840,788)
3 Year Australia Government Bond	12/17/2018	4,162	335,442,164	334,745,004	(697,160)
AEX-Index®	10/19/2018	1,095	138,754,228	139,708,681	954,453
ASX SPI 200™	12/20/2018	1,969	219,173,721	220,396,693	1,222,972
CAC 40®	10/19/2018	2,713	169,722,310	172,915,404	3,193,094
E-mini Dow	12/21/2018	2,087	273,220,260	276,277,060	3,056,800
E-mini NASDAQ 100	12/21/2018	1,549	233,648,082	237,159,645	3,511,563
E-mini Russell 2000	12/21/2018	2,243	193,257,333	190,744,720	(2,512,613)
E-mini S&P 500®	12/21/2018	1,889	273,424,865	275,699,550	2,274,685
E-mini S&P MidCap 400®	12/21/2018	1,121	229,422,470	227,024,920	(2,397,550)
Euribor	3/18/2019	4,548	1,323,744,701	1,323,810,707	66,006
Euro-Buxl® 30 Year Bond	12/06/2018	1,256	256,112,617	254,207,264	(1,905,353)
Euro-OAT	12/06/2018	3,303	584,015,598	579,269,154	(4,746,444)
FTSE 100 Index	12/21/2018	1,293	123,736,803	126,169,730	2,432,927
German Euro BOBL	12/06/2018	1,896	289,169,559	287,716,667	(1,452,892)
German Euro Bund	12/06/2018	2,418	448,709,945	445,790,228	(2,919,717)
Hang Seng Index®	10/30/2018	112	19,918,636	19,941,776	23,140
MSCI EAFE Index	12/21/2018	842	84,047,090	83,168,550	(878,540)
MSCI Singapore	10/30/2018	434	11,726,166	11,754,398	28,232
MSCI Taiwan Index	10/30/2018	3,071	125,922,590	126,095,260	172,670
Nikkei 225™	12/13/2018	1,321	265,946,400	280,430,558	14,484,158
OMXS30®	10/19/2018	10,446	191,150,189	195,111,731	3,961,542
S&P/TSX 60 Index	12/20/2018	1,417	207,698,599	208,504,641	806,042
Short-Term Euro-BTP	12/06/2018	541	69,010,239	68,623,017	(387,222)
Sterling	3/20/2019	11,779	1,900,907,851	1,900,670,730	(237,121)
TOPIX	12/13/2018	1,520	236,450,009	243,143,813	6,693,804
UK Long Gilt	12/27/2018	937	149,421,343	147,702,340	(1,719,003)

Total					$22,187,685

Long Futures Contracts – continued

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/17/2018	557	$29,951,376	$28,901,338	$(1,050,038)
Brent Crude Oil	10/31/2018	1,133	86,221,930	93,733,090	7,511,160
Cocoa	12/13/2018	143	3,334,160	2,941,510	(392,650)
Copper LME	12/17/2018	316	49,182,567	49,473,750	291,183
Cotton	12/06/2018	648	28,903,625	24,743,880	(4,159,745)
Gasoline	10/31/2018	1,100	91,058,096	96,359,340	5,301,244
Low Sulfur Gasoil	11/12/2018	1,347	92,097,625	97,556,475	5,458,850
New York Harbor ULSD	10/31/2018	982	92,952,426	96,861,534	3,909,108
Nickel LME	12/17/2018	340	27,252,216	25,687,680	(1,564,536)
Wheat	12/14/2018	128	3,320,325	3,257,600	(62,725)
WTI Crude Oil	10/22/2018	1,311	90,567,900	96,030,750	5,462,850
Zinc LME	12/17/2018	95	5,965,600	6,227,250	261,650

Total					$20,966,351

At September 30, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Canada Government Bond	12/18/2018	7,218	$741,710,550	$741,107,235	$603,315
10 Year U.S. Treasury Note	12/19/2018	6,529	776,946,500	775,522,781	1,423,719
2 Year U.S. Treasury Note	12/31/2018	9,541	2,016,576,637	2,010,616,681	5,959,956
30 Year U.S. Treasury Bond	12/19/2018	2,426	344,318,695	340,853,000	3,465,695
5 Year U.S. Treasury Note	12/31/2018	11,483	1,294,632,481	1,291,568,373	3,064,108
Australian Dollar	12/17/2018	4,294	305,471,150	310,327,380	(4,856,230)
British Pound	12/17/2018	2,347	191,925,925	191,955,263	(29,338)
Canadian Dollar	12/18/2018	3,548	270,126,980	274,987,740	(4,860,760)
DAX	12/21/2018	134	46,969,716	47,613,548	(643,832)
Euro	12/17/2018	1,940	283,715,275	283,288,500	426,775
Euro Schatz	12/06/2018	7,745	1,004,924,334	1,005,118,346	(194,012)
EURO STOXX 50®	12/21/2018	635	24,639,465	24,971,235	(331,770)
Euro-BTP	12/06/2018	417	59,778,472	59,958,133	(179,661)
Eurodollar	12/17/2018	21,414	5,210,987,500	5,211,096,900	(109,400)
FTSE MIB	12/21/2018	106	12,907,108	12,726,193	180,915
FTSE/JSE Top 40 Index	12/20/2018	807	28,976,751	28,601,455	375,296
Hang Seng China Enterprises Index	10/30/2018	84	5,827,742	5,935,964	(108,222)
IBEX 35	10/19/2018	554	60,378,363	60,257,033	121,330
Japanese Yen	12/17/2018	4,163	463,901,675	460,740,025	3,161,650
MSCI Emerging Markets Index	12/21/2018	939	48,321,240	49,283,415	(962,175)
Ultra Long U.S. Treasury Bond	12/19/2018	1,780	277,776,500	274,620,625	3,155,875

Total					$9,663,234

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/17/2018	1,995	$105,572,417	$103,515,563	$2,056,854
Coffee	12/18/2018	2,687	109,339,819	103,231,181	6,108,638
Copper	12/27/2018	1,289	85,075,862	90,391,125	(5,315,263)
Copper LME	12/17/2018	823	126,762,575	128,850,938	(2,088,363)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Short Futures Contracts – continued
Corn	12/14/2018	6,437	123,358,126	$114,659,063	$8,699,063
Gold	12/27/2018	1,075	131,507,860	128,591,500	2,916,360
Live Cattle	12/31/2018	72	3,383,120	3,422,880	(39,760)
Nickel LME	12/17/2018	214	16,041,176	16,168,128	(126,952)
Silver	12/27/2018	1,836	136,264,860	135,056,160	1,208,700
Soybean	11/14/2018	2,354	107,840,638	99,515,350	8,325,288
Soybean Meal	12/14/2018	1,658	51,632,980	51,232,200	400,780
Soybean Oil	12/14/2018	1,841	33,212,226	32,022,354	1,189,872
Sugar	2/28/2019	6,227	82,585,406	78,111,488	4,473,918
Zinc LME	12/17/2018	902	56,993,643	59,126,100	(2,132,457)

Total					$25,676,678

[1]	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$2,500,387,113	$—	$2,500,387,113
Forward Foreign Currency Contracts (unrealized appreciation)	—	12,818,303	—	12,818,303
Futures Contracts (unrealized appreciation)	94,551,707	33,844,533	—	128,396,240

Total	$94,551,707	$2,547,049,949	$—	$2,641,601,656

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(63,755,871)	$—	$(63,755,871)
Futures Contracts (unrealized depreciation)	(48,818,468)	(1,083,824)	—	(49,902,292)

Total	$(48,818,468)	$(64,839,695)	$—	$(113,658,163)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2018, the Fund used long contracts on U.S. equity markets, long and short contracts on U.S. and foreign government bonds, foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of September 30, 2018:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$12,818,303	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$17,738,674
Foreign exchange contracts	—	3,588,425
Commodity contracts	—	63,575,518
Equity contracts	—	43,493,623

Total exchange-traded asset derivatives	$—	$128,396,240

Total asset derivatives	$12,818,303	$128,396,240

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(63,755,871)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(15,388,773)
Foreign exchange contracts	—	(9,746,328)
Commodity contracts	—	(16,932,489)
Equity contracts	—	(7,834,702)

Total exchange-traded liability derivatives	$—	$(49,902,292)

Total liability derivatives	$(63,755,871)	$(49,902,292)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2018, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(50,937,568)	$119,299,793

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2018:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$12,818,303	$—
Collateral pledged to UBS AG	119,299,793	119,299,793

Total over-the-counter counterparty credit risk	132,118,096	119,299,793

Exchange-traded counterparty credit risk
Futures contracts	128,396,240	128,396,240
Margin with brokers	357,248,212	357,248,212

Total exchange-traded counterparty credit risk	485,644,452	485,644,452

Total counterparty credit risk	$617,762,548	$604,944,245

Investment Summary at September 30, 2018 (Unaudited)

Certificates of Deposit	57.0%
Time Deposits	11.4
Commercial Paper	11.4
Treasuries	7.0
Other Notes	1.4

Total Investments	88.2
Other assets less liabilities (including forward foreign currency and futures contracts)	11.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks – 53.2% of Net Assets
	Aerospace & Defense – 2.0%
9,808	Arconic, Inc.	$215,874
5,281	Boeing Co. (The)	1,964,004
1,109	Harris Corp.	187,654
996	Northrop Grumman Corp.	316,100
1,387	Raytheon Co.	286,637
1,927	Rockwell Collins, Inc.	270,686
4,006	United Technologies Corp.	560,079

		3,801,034

	Air Freight & Logistics – 0.4%
1,624	FedEx Corp.	391,043
3,416	United Parcel Service, Inc., Class B	398,818

		789,861

	Banks – 3.0%
39,921	Bank of America Corp.	1,176,073
12,048	Citigroup, Inc.	864,323
6,361	Fifth Third Bancorp	177,599
13,751	JPMorgan Chase & Co.	1,551,663
2,382	PNC Financial Services Group, Inc. (The)	324,405
9,891	U.S. Bancorp	522,344
19,147	Wells Fargo & Co.	1,006,366

		5,622,773

	Beverages – 0.6%
11,383	Coca-Cola Co. (The)	525,781
5,229	PepsiCo, Inc.	584,602

		1,110,383

	Biotechnology – 0.6%
3,256	Amgen, Inc.	674,936
2,296	Vertex Pharmaceuticals, Inc.(a)	442,531

		1,117,467

	Building Products – 0.1%
5,871	Johnson Controls International PLC	205,485

	Capital Markets – 2.3%
3,508	Ameriprise Financial, Inc.	517,991
9,177	Bank of New York Mellon Corp. (The)	467,935
1,620	BlackRock, Inc.	763,555
4,308	CME Group, Inc.	733,265
8,480	Intercontinental Exchange, Inc.	635,067
3,257	Moody’s Corp.	544,570
3,428	S&P Global, Inc.	669,797

		4,332,180

	Chemicals – 1.1%
1,432	Air Products & Chemicals, Inc.	239,216

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – continued
2,034	Albemarle Corp.	$202,952
9,202	DowDuPont, Inc.	591,781
1,961	Ecolab, Inc.	307,446
8,701	Mosaic Co. (The)	282,608
1,333	PPG Industries, Inc.	145,470
418	Sherwin-Williams Co. (The)	190,278

		1,959,751

	Commercial Services & Supplies – 0.7%
3,034	Cintas Corp.	600,156
7,957	Waste Management, Inc.	718,994

		1,319,150

	Communications Equipment – 0.7%
27,228	Cisco Systems, Inc.	1,324,642

	Construction & Engineering – 0.1%
3,316	Fluor Corp.	192,660

	Containers & Packaging – 0.1%
2,985	International Paper Co.	146,713

	Distributors – 0.0%
1,599	LKQ Corp.(a)	50,640

	Diversified Financial Services – 0.9%
7,769	Berkshire Hathaway, Inc., Class B(a)	1,663,421

	Diversified Telecommunication Services – 1.0%
29,098	AT&T, Inc.	977,111
17,206	Verizon Communications, Inc.	918,628

		1,895,739

	Electric Utilities – 0.8%
3,056	Alliant Energy Corp.	130,094
2,699	American Electric Power Co., Inc.	191,305
3,845	Duke Energy Corp.	307,677
5,881	Exelon Corp.	256,765
2,354	NextEra Energy, Inc.	394,530
2,616	PPL Corp.	76,544
4,944	Southern Co. (The)	215,558

		1,572,473

	Energy Equipment & Services – 0.0%
135	Halliburton Co.	5,472

	Entertainment – 1.1%
2,744	Netflix, Inc.(a)	1,026,612
10,166	Twenty-First Century Fox, Inc., Class A	470,991
5,452	Walt Disney Co. (The)	637,557

		2,135,160

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 1.4%
5,413	Costco Wholesale Corp.	$1,271,406
10,320	Sysco Corp.	755,940
5,119	Walmart, Inc.	480,725

		2,508,071

	Food Products – 0.7%
13,459	Archer-Daniels-Midland Co.	676,584
3,772	Conagra Brands, Inc.	128,135
1,494	McCormick & Co., Inc.	196,834
6,505	Mondelez International, Inc., Class A	279,455

		1,281,008

	Health Care Equipment & Supplies – 2.4%
16,084	Abbott Laboratories	1,179,922
3,146	Becton Dickinson and Co.	821,106
7,263	Danaher Corp.	789,198
1,354	IDEXX Laboratories, Inc.(a)	338,040
7,041	Medtronic PLC	692,623
4,086	Stryker Corp.	726,000

		4,546,889

	Health Care Providers & Services – 1.7%
2,334	Aetna, Inc.	473,452
4,661	Centene Corp.(a)	674,820
2,394	Quest Diagnostics, Inc.	258,336
6,762	UnitedHealth Group, Inc.	1,798,962

		3,205,570

	Hotels, Restaurants & Leisure – 0.6%
581	Chipotle Mexican Grill, Inc.(a)	264,076
1,260	Marriott International, Inc., Class A	166,358
3,316	McDonald’s Corp.	554,734
575	Royal Caribbean Cruises Ltd.	74,715

		1,059,883

	Household Durables – 0.2%
3,600	Garmin Ltd.	252,180
1,718	Lennar Corp., Class A	80,213

		332,393

	Household Products – 0.5%
2,184	Kimberly-Clark Corp.	248,190
8,862	Procter & Gamble Co. (The)	737,584

		985,774

	Industrial Conglomerates – 0.7%
2,965	3M Co.	624,755
3,774	Honeywell International, Inc.	627,994

		1,252,749

	Insurance – 1.0%
4,030	Aon PLC	619,733

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
3,465	Assurant, Inc.	$374,047
2,487	Lincoln National Corp.	168,270
8,690	Loews Corp.	436,499
2,017	Torchmark Corp.	174,854

		1,773,403

	Interactive Media & Services – 2.3%
1,155	Alphabet, Inc., Class A(a)	1,394,178
1,173	Alphabet, Inc., Class C(a)	1,399,940
9,109	Facebook, Inc., Class A(a)	1,498,066

		4,292,184

	Internet & Direct Marketing Retail – 2.7%
2,125	Amazon.com, Inc.(a)	4,256,375
259	Booking Holdings, Inc.(a)	513,856
1,642	Expedia Group, Inc.	214,248

		4,984,479

	IT Services – 2.2%
3,160	Accenture PLC, Class A	537,832
7,974	Automatic Data Processing, Inc.	1,201,363
3,629	DXC Technology Co.	339,384
4,350	International Business Machines Corp.	657,764
3,853	Paychex, Inc.	283,773
7,471	Visa, Inc., Class A	1,121,322

		4,141,438

	Life Sciences Tools & Services – 0.9%
5,015	Agilent Technologies, Inc.	353,758
4,031	Thermo Fisher Scientific, Inc.	983,886
1,592	Waters Corp.(a)	309,931

		1,647,575

	Machinery – 0.6%
1,305	Caterpillar, Inc.	198,999
2,367	Deere & Co.	355,831
3,278	Fortive Corp.	276,008
2,392	Illinois Tool Works, Inc.	337,559

		1,168,397

	Media – 0.3%
16,920	Comcast Corp., Class A	599,137

	Metals & Mining – 0.2%
10,064	Newmont Mining Corp.	303,933

	Multi-Utilities – 0.5%
3,336	CMS Energy Corp.	163,464
7,422	Consolidated Edison, Inc.	565,482
1,549	Sempra Energy	176,199

		905,145

Shares	Description	Value (†)
Common Stocks – continued
	Multiline Retail – 0.2%
3,143	Dollar General Corp.	$343,530

	Oil, Gas & Consumable Fuels – 3.2%
5,078	Apache Corp.	242,068
7,765	Chevron Corp.	949,504
1,863	Concho Resources, Inc.(a)	284,573
6,379	ConocoPhillips	493,735
5,578	EOG Resources, Inc.	711,585
17,145	Exxon Mobil Corp.	1,457,668
3,970	Hess Corp.	284,173
6,599	ONEOK, Inc.	447,346
4,755	Phillips 66	535,984
4,843	Valero Energy Corp.	550,891

		5,957,527

	Pharmaceuticals – 2.4%
5,582	Eli Lilly & Co.	599,004
10,089	Johnson & Johnson	1,393,997
20,965	Merck & Co., Inc.	1,487,257
4,913	Pfizer, Inc.	216,516
7,424	Zoetis, Inc.	679,742

		4,376,516

	Professional Services – 0.1%
1,315	Equifax, Inc.	171,700

	REITs - Apartments – 0.2%
2,278	AvalonBay Communities, Inc.	412,660

	REITs - Diversified – 0.7%
4,568	American Tower Corp.	663,730
2,132	Crown Castle International Corp.	237,356
378	Equinix, Inc.	163,633
1,348	SBA Communications Corp.(a)	216,529
850	Vornado Realty Trust	62,050

		1,343,298

	REITs - Hotels – 0.2%
16,212	Host Hotels & Resorts, Inc.	342,073

	REITs - Regional Malls – 0.1%
871	Simon Property Group, Inc.	153,949

	REITs - Shopping Centers – 0.0%
965	Regency Centers Corp.	62,407

	REITs - Storage – 0.2%
1,563	Public Storage	315,148

	Road & Rail – 0.4%
4,824	Union Pacific Corp.	785,492

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.1%
2,568	Analog Devices, Inc.	$237,437
4,856	Applied Materials, Inc.	187,684
2,335	Broadcom, Inc.	576,115
26,699	Intel Corp.	1,262,596
799	Lam Research Corp.	121,208
3,204	NVIDIA Corp.	900,388
8,569	QUALCOMM, Inc.	617,225

		3,902,653

	Software – 4.6%
6,202	Adobe Systems, Inc.(a)	1,674,230
3,989	ANSYS, Inc.(a)	744,666
6,248	Citrix Systems, Inc.(a)	694,528
34,775	Microsoft Corp.	3,977,217
9,722	salesforce.com, inc.(a)	1,546,090

		8,636,731

	Specialty Retail – 1.1%
234	AutoZone, Inc.(a)	181,514
5,025	Home Depot, Inc. (The)	1,040,929
2,431	Lowe’s Cos., Inc.	279,127
601	O’Reilly Automotive, Inc.(a)	208,739
3,010	TJX Cos., Inc. (The)	337,180

		2,047,489

	Technology Hardware, Storage & Peripherals – 2.1%
17,147	Apple, Inc.	3,870,764

	Textiles, Apparel & Luxury Goods – 0.7%
11,482	Hanesbrands, Inc.	211,613
9,110	NIKE, Inc., Class B	771,799
3,137	VF Corp.	293,153

		1,276,565

	Tobacco – 0.4%
7,715	Altria Group, Inc.	465,292
3,038	Philip Morris International, Inc.	247,718

		713,010

	Water Utilities – 0.1%
1,746	American Water Works Co., Inc.	153,596

	Total Common Stocks (Identified Cost $77,343,927)	99,098,140

Exchange-Traded Funds – 9.3%
59,641	SPDR® S&P 500® ETF Trust (Identified Cost $15,136,323)	17,338,832

Principal Amount	Description	Value (†)
Short-Term Investments – 35.9%
	Certificates of Deposit – 20.7%
$3,000,000	Norinchukin Bank (NY), 2.050%, 10/02/2018	$2,999,955
2,000,000	DNB Nor Bank ASA (NY), 2.090%, 10/02/2018	1,999,985
1,500,000	Banco Del Estado de Chile (NY), 2.130%, 10/03/2018	1,499,988
2,500,000	BNP Paribas (NY), 2.310%, 10/04/2018(b)	2,500,061
3,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.260%, 10/09/2018	3,000,039
2,000,000	Landesbank Hessen (NY), 2.280%, 10/16/2018	2,000,088
1,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.250%, 10/18/2018	1,000,007
1,500,000	Sumitomo Mitsui Bank (NY), 2.270%, 10/22/2018(b)	1,500,060
2,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.210%, 2.375%, 11/20/2018(b)(c)	2,000,588
3,000,000	Credit Industriel et Commercial (NY), 2.300%, 12/20/2018	3,000,081
5,000,000	Mizuho Bank Ltd. (NY), 2.350%, 12/27/2018	4,999,998
1,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.260%, 2.374%, 1/03/2019(b)(c)	1,000,645
3,000,000	Toronto-Dominion Bank (NY), 2.455%, 2/11/2019(b)	2,999,544
3,000,000	Swedbank (NY), 1-month LIBOR + 0.200%, 2.339%, 2/12/2019(b)(c)	3,001,599
2,000,000	Dexia Credit Local S.A. (NY), (Credit Support: Belgium, France, Luxembourg), 3-month LIBOR + 0.100%, 2.412%, 5/17/2019(b)(c)	1,999,866
1,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.310%, 2.449%, 6/12/2019(b)(c)	1,000,896
2,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.130%, 2.461%, 7/10/2019(b)(c)	2,000,759

		38,504,159

	Time Deposits – 8.8%
8,000,000	Canadian Imperial Bank of Commerce, 2.130%, 10/01/2018	8,000,000
8,500,000	National Bank of Kuwait, 2.160%, 10/01/2018(d)	8,500,000

		16,500,000

	Commercial Paper – 3.9%
2,200,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.174%, 10/02/2018(e)	2,199,478
2,000,000	ING (U.S.) Funding LLC, (Credit Support: ING Bank NV), 1-month LIBOR + 0.230%, 2.448%, 11/26/2018(b)(c)	2,000,726
3,000,000	Santander UK PLC, 2.260%, 10/16/2018(e)	2,996,745

		7,196,949

Principal Amount	Description	Value (†)
	Treasuries – 2.0%
$2,300,000	U.S. Treasury Bills, 1.900%, 10/04/2018 (e)(f)	$2,299,612
1,500,000	U.S. Treasury Bills, 2.031%, 11/01/2018 (e)(f)	1,497,336

		3,796,948

	Other Notes – 0.5%
1,000,000	Bank of America NA, 2.450%, 2/12/2019 (b)(d)	999,791

	Total Short-Term Investments (Identified Cost $66,994,137)	66,997,847

	Total Investments – 98.4% (Identified Cost $159,474,387)	183,434,819
	Other assets less liabilities – 1.6%	2,901,390

	Net Assets – 100.0%	$186,336,209

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(c)	Variable rate security. Rate as of September 30, 2018 is disclosed.

(d)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of September 30, 2018 is disclosed.

(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts
SPDR	Standard & Poor’s Depositary Receipt

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/21/2018	845	$122,297,645	$123,327,750	$1,030,105

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$99,098,140	$—	$—	$99,098,140
Exchange-Traded Funds	17,338,832	—	—	17,338,832
Short-Term Investments*	—	66,997,847	—	66,997,847

Total Investments	116,436,972	66,997,847	—	183,434,819

Futures Contracts (unrealized appreciation)	1,030,105	—	—	1,030,105

Total	$117,467,077	$66,997,847	$—	$184,464,924

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions. The Fund uses long futures contracts on U.S. equity indices to increase exposure to the U.S. equity market to up to 130% of the Fund’s total assets and short futures on U.S. equity indices to decrease exposure to the U.S. equity market to as low as 0% of the Fund’s total assets (to limit the effects of extreme market drawdowns). For the period ended September 30, 2018, the Fund used long contracts on U.S. equity market indices to increase exposure to the U.S. equity market.

The following is a summary of derivative instruments for the Fund, as of September 30, 2018:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Equity contracts	$1,030,105

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2018:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Exchange-traded counterparty credit risk
Futures contracts	$1,030,105	$1,030,105
Margin with brokers	4,699,399	4,699,399

Total exchange-traded counterparty credit risk	$5,729,504	$5,729,504

Industry Summary at September 30, 2018 (Unaudited)

Software	4.6%
Oil, Gas & Consumable Fuels	3.2
Banks	3.0
Internet & Direct Marketing Retail	2.7
Health Care Equipment & Supplies	2.4
Pharmaceuticals	2.4
Capital Markets	2.3
Interactive Media & Services	2.3
IT Services	2.2
Semiconductors & Semiconductor Equipment	2.1
Technology Hardware, Storage & Peripherals	2.1
Aerospace & Defense	2.0
Other Investments, less than 2% each	21.9
Exchange-Traded Funds	9.3
Short-Term Investments	35.9

Total Investments	98.4
Other assets less liabilities (including futures contracts)	1.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 97.7% of Net Assets
	Air Freight & Logistics – 1.3%
19,625	FedEx Corp.	$4,725,504

	Airlines – 1.5%
132,500	American Airlines Group, Inc.	5,476,225

	Auto Components – 1.4%
38,500	Aptiv PLC	3,230,150
64,266	Delphi Technologies PLC	2,015,382

		5,245,532

	Automobiles – 3.2%
441,900	Fiat Chrysler Automobiles NV(a)	7,737,669
117,500	General Motors Co.	3,956,225

		11,693,894

	Banks – 7.8%
314,400	Bank of America Corp.	9,262,224
165,900	Citigroup, Inc.	11,901,666
137,945	Wells Fargo & Co.	7,250,389

		28,414,279

	Beverages – 2.0%
52,350	Diageo PLC, Sponsored ADR	7,416,424

	Biotechnology – 2.1%
19,195	Regeneron Pharmaceuticals, Inc.(a)	7,755,548

	Capital Markets – 7.0%
108,800	Bank of New York Mellon Corp. (The)	5,547,712
73,400	Charles Schwab Corp. (The)	3,607,610
19,315	Goldman Sachs Group, Inc. (The)	4,331,196
29,825	Moody’s Corp.	4,986,740
87,300	State Street Corp.	7,313,994

		25,787,252

	Consumer Finance – 4.3%
286,000	Ally Financial, Inc.	7,564,700
86,665	Capital One Financial Corp.	8,227,108

		15,791,808

	Electronic Equipment, Instruments & Components – 3.1%
280,500	Flex Ltd.(a)	3,680,160
85,900	TE Connectivity Ltd.	7,553,187

		11,233,347

	Energy Equipment & Services – 1.2%
103,400	National Oilwell Varco, Inc.	4,454,472

	Entertainment – 2.2%
21,760	Netflix, Inc.(a)	8,141,069

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 2.0%
86,430	Nestle S.A., Sponsored ADR	$7,190,976

	Health Care Equipment & Supplies – 3.4%
92,600	Baxter International, Inc.	7,138,534
54,730	Medtronic PLC	5,383,790

		12,522,324

	Health Care Providers & Services – 6.8%
127,400	CVS Health Corp.	10,028,928
68,407	HCA Healthcare, Inc.	9,516,782
19,870	UnitedHealth Group, Inc.	5,286,215

		24,831,925

	Hotels, Restaurants & Leisure – 1.7%
22,345	Hilton Worldwide Holdings, Inc.	1,805,029
163,200	MGM Resorts International	4,554,912

		6,359,941

	Industrial Conglomerates – 1.8%
586,500	General Electric Co.	6,621,585

	Insurance – 3.9%
170,645	American International Group, Inc.	9,085,140
32,895	Aon PLC	5,058,593

		14,143,733

	Interactive Media & Services – 4.7%
11,360	Alphabet, Inc., Class A(a)	13,712,429
21,030	Facebook, Inc., Class A(a)	3,458,594

		17,171,023

	Internet & Direct Marketing Retail – 2.2%
1,900	Booking Holdings, Inc.(a)	3,769,600
199,200	Qurate Retail, Inc., Class A(a)	4,424,232

		8,193,832

	IT Services – 9.6%
57,935	Automatic Data Processing, Inc.	8,728,487
44,700	DXC Technology Co.	4,180,344
31,365	Gartner, Inc.(a)	4,971,353
36,925	MasterCard, Inc., Class A	8,219,874
59,905	Visa, Inc., Class A	8,991,141

		35,091,199

	Machinery – 4.1%
19,385	Caterpillar, Inc.	2,956,019
30,060	Cummins, Inc.	4,390,864
42,555	Parker Hannifin Corp.	7,827,141

		15,174,024

	Media – 4.7%
20,965	Charter Communications, Inc., Class A(a)	6,832,074

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
199,800	Comcast Corp., Class A	$7,074,918
265,700	News Corp., Class A	3,504,583

		17,411,575

	Oil, Gas & Consumable Fuels – 4.1%
96,200	Anadarko Petroleum Corp.	6,484,842
147,000	Apache Corp.	7,007,490
337,500	Chesapeake Energy Corp.(a)	1,515,375

		15,007,707

	Personal Products – 1.9%
124,875	Unilever PLC, Sponsored ADR	6,864,379

	Pharmaceuticals – 1.9%
113,500	Bristol-Myers Squibb Co.	7,046,080

	Semiconductors & Semiconductor Equipment – 2.9%
117,800	Intel Corp.	5,570,762
47,500	Texas Instruments, Inc.	5,096,275

		10,667,037

	Software – 1.9%
134,100	Oracle Corp.	6,914,196

	Technology Hardware, Storage & Peripherals – 3.0%
48,525	Apple, Inc.	10,954,033

	Total Common Stocks (Identified Cost $282,752,390)	358,300,923

Principal Amount
Short-Term Investments – 2.6%
$9,616,253	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2018 at 1.300% to be repurchased at $9,617,295 on 10/01/2018 collateralized by $9,880,000 U.S. Treasury Bond, 3.125% due 8/15/2044 valued at $9,812,737 including accrued interest(b) (Identified Cost $9,616,253)	9,616,253

	Total Investments – 100.3% (Identified Cost $292,368,643)	367,917,176
	Other assets less liabilities – (0.3)%	(1,252,258)

	Net Assets – 100.0%	$366,664,918

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$358,300,923	$—	$—	$358,300,923
Short-Term Investments	—	9,616,253	—	9,616,253

Total	$358,300,923	$9,616,253	$—	$367,917,176

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2018 (Unaudited)

IT Services	9.6%
Banks	7.8
Capital Markets	7.0
Health Care Providers & Services	6.8
Media	4.7
Interactive Media & Services	4.7
Consumer Finance	4.3
Machinery	4.1
Oil, Gas & Consumable Fuels	4.1
Insurance	3.9
Health Care Equipment & Supplies	3.4
Automobiles	3.2
Electronic Equipment, Instruments & Components	3.1
Technology Hardware, Storage & Peripherals	3.0
Semiconductors & Semiconductor Equipment	2.9
Internet & Direct Marketing Retail	2.2
Entertainment	2.2
Biotechnology	2.1
Beverages	2.0
Food Products	2.0
Other Investments, less than 2% each	14.6
Short-Term Investments	2.6

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 68.5% of Net Assets
Non-Convertible Bonds – 66.3%
	ABS Car Loan – 9.1%
$591,138	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$590,861
814,463	Ally Auto Receivables Trust, Series 2016-3, Class A3, 1.440%, 8/17/2020(a)	811,616
1,455,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.720%, 12/08/2021(a)	1,462,508
295,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.650%, 5/09/2022(a)	295,750
2,805,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,803,530
1,946,048	BMW Vehicle Owner Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.070%, 2.286%, 11/25/2020(a)(b)	1,945,581
1,785,000	California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.330%, 4/15/2025	1,777,939
1,286,434	CarMax Auto Owner Trust, Series 2018-1, Class A2B, 1-month LIBOR + 0.150%, 2.308%, 5/17/2021(a)(b)	1,287,064
1,435,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,427,311
6,700,000	CarMax Auto Owner Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.200%, 2.358%, 10/15/2021(b)	6,700,605
348,006	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A(a)	345,631
600,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(a)	604,610
815,000	CPS Auto Receivables Trust, Series 2017-D, Class D, 3.730%, 9/15/2023, 144A(a)	804,527
230,000	CPS Auto Receivables Trust, Series 2018-A, Class C, 3.050%, 12/15/2023, 144A(a)	227,159
1,205,000	Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.160%, 9/15/2027, 144A	1,204,926
2,175,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A(a)	2,176,277
2,955,000	Drive Auto Receivables Trust, Series 2018-1, Class D, 3.810%, 5/15/2024(a)	2,942,248
5,320,000	Drive Auto Receivables Trust, Series 2018-4, Class A2B, 1-month LIBOR + 0.270%, 2.337%, 10/15/2020(b)	5,319,996
1,390,000	DT Auto Owner Trust, Series 18-2A, Class D, 4.150%, 3/15/2024, 144A	1,388,233
368,643	DT Auto Owner Trust, Series 2014-3A, Class D, 4.470%, 11/15/2021, 144A(a)	369,449
883,740	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A(a)	888,854
4,075,000	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022, 144A(a)	4,118,400
3,045,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A(a)	3,092,871
270,000	First Investors Auto Owner Trust, Series 2014-1A, Class D, 3.280%, 4/15/2021, 144A(a)	269,992
440,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A(a)	440,667

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Car Loan – continued
$345,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.590%, 1/18/2022, 144A(a)	$344,842
1,710,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.220%, 12/15/2021, 144A(a)	1,722,256
220,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.350%, 11/15/2022, 144A(a)	216,813
605,000	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A(a)	607,518
650,000	Flagship Credit Auto Trust, Series 2016-3, Class D, 3.890%, 11/15/2022, 144A(a)	649,834
4,120,000	Ford Credit Auto Lease Trust, Series 2018-B, Class A2B, 1-month LIBOR + 0.160%, 2.325%, 4/15/2021(b)	4,120,021
291,840	Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.410%, 2/15/2020(a)	291,549
446,880	Ford Credit Auto Owner Trust, Series 2017-A, Class A2B, 1-month LIBOR + 0.120%, 2.278%, 12/15/2019(a)(b)	446,896
5,495,000	GM Financial Automobile Leasing Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.170%, 2.388%, 9/21/2020(b)	5,494,999
5,610,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A2B, 1-month LIBOR + 1.100%, 2.174%, 7/16/2021(b)	5,610,650
1,362,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A(a)	1,325,330
842,866	Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.390%, 4/15/2020(a)	839,576
1,288,229	Honda Auto Receivables Owner Trust, Series 2017-1, Class A3, 1.720%, 7/21/2021(a)	1,276,908
5,095,000	Honda Auto Receivables Owner Trust, Series 2018-1, Class A3, 2.640%, 2/15/2022(a)	5,058,996
3,045,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A1, 1-month LIBOR + 0.850%, 3.008%, 4/18/2022, 144A(a)(b)	3,060,809
4,355,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1-month LIBOR + 0.680%, 2.838%, 10/17/2022, 144A(a)(b)	4,375,757
2,590,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 2.798%, 2/15/2023, 144A(a)(b)	2,596,317
740,339	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.180%, 1/15/2021(a)	733,535
237,056	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A2B, 1-month LIBOR + 0.060%, 2.218%, 1/15/2020(a)(b)	237,060
1,525,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740%, 8/16/2021(a)	1,507,148
3,220,000	Nissan Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.650%, 5/16/2022(a)	3,198,490
3,285,000	Nissan Auto Receivables Owner Trust, Series 2018-B, Class A2B, 1-month LIBOR + 0.100%, 2.258%, 7/15/2021(b)	3,282,304
3,045,000	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(a)	3,103,484
3,585,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.880%, 2/15/2024	3,556,367
353,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.300%, 11/15/2024, 144A	351,414
4,970,000	Toyota Auto Receivable Owner Trust, Series 2018-C, Class A2B, 1-month LIBOR + 1.200%, 2.278%, 8/16/2021(b)	4,971,494

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Car Loan – continued
$457,470	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.140%, 8/17/2020(a)	$454,411
918,395	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.060%, 2.218%, 1/15/2020(a)(b)	918,449
472,776	USAA Auto Owner Trust, Series 2016-1, Class A3, 1.200%, 6/15/2020(a)	471,361
627,581	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.840%, 4/17/2023, 144A(a)	625,216
3,400,000	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2B, 1-month LIBOR + 0.180%, 2.345%, 7/20/2021(b)	3,401,178
4,605,000	Volvo Financial Equipment Master Owner Trust, Series 2018-A, Class A, 1-month LIBOR +0.520%, 2.678%, 7/17/2023, 144A(b)	4,620,104
595,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class D, 3.460%, 10/17/2022, 144A(a)	594,192
740,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 3.410%, 5/15/2023, 144A(a)	734,146
5,705,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class A2B, 1-month LIBOR +0.350%, 2.508%, 1/18/2022, 144A(b)	5,706,135
1,140,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.000%, 10/16/2023, 144A	1,139,618
4,865,000	World Omni Automobile Lease Securitization Trust, Series 18-B, Class A2B, 1-month LIBOR + 0.180%, 2.400%, 6/15/2021(b)(c)	4,865,000

		125,806,782

	ABS Credit Card – 4.1%
5,420,000	American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, 5/15/2023(a)	5,312,755
3,790,000	American Express Credit Account Master Trust, Series 2018-8, Class A, 3.180%, 4/15/2024	3,784,537
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 1-month LIBOR + 0.380%, 2.538%, 6/15/2021(a)(b)	2,052,050
995,000	Bank of America Credit Card Trust, Series 2016-A1, Class A, 1-month LIBOR + 0.390%, 2.548%, 10/15/2021(a)(b)	996,973
4,385,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(a)	4,324,315
5,875,000	Bank of America Credit Card Trust, Series 2018-A1, Class A1, 2.700%, 7/17/2023(a)	5,822,772
3,600,000	Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7, 1.450%, 8/16/2021(a)	3,598,687
2,585,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023(a)	2,549,987
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A4, 1.840%, 4/15/2022(a)	3,444,018
3,120,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, 6/15/2021(a)	3,090,229
5,800,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021(a)	5,725,949
5,520,000	Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8, 1.860%, 8/07/2022(a)	5,404,813
6,025,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.490%, 1/20/2023(a)	5,941,721

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Credit Card – continued
$5,425,000	Discover Card Execution Note Trust, Series 2018-A3, Class A3, 1-month LIBOR + 0.230%, 2.388%, 12/15/2023(b)	$5,426,077

		57,474,883

	ABS Home Equity – 9.7%
499,424	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 3.851%, 3/25/2035(a)(d)	501,139
1,083,189	Adjustable Rate Mortgage Trust, Series 2005-1, Class 3A1, 4.108%, 5/25/2035(a)(d)	1,094,476
1,118,648	Ajax Mortgage Loan Trust, Series 2016-C, Class A, 4.000%, 10/25/2057, 144A(a)(d)	1,121,565
345,799	Ajax Mortgage Loan Trust, Series 2017-A, Class A, 3.470%, 4/25/2057, 144A(a)(d)	343,551
1,439,215	Ajax Mortgage Loan Trust, Series 2017-B, Class A, 3.163%, 9/25/2056, 144A(a)(d)	1,404,376
410,194	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	420,757
476,988	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	488,503
310,868	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035	310,999
774,796	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	785,895
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(a)	312,330
2,170,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A(a)	2,353,286
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(a)	1,315,786
623,757	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	635,622
1,208,988	Banc of America Funding Trust, Series 2004-B, Class 4A2, 3.593%, 11/20/2034(d)	1,197,797
360,762	Banc of America Funding Trust, Series 2005-5, Class 1A1, 5.500%, 9/25/2035	381,179
753,088	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	790,512
473,400	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	474,978
1,429,867	Banc of America Mortgage Trust, Series 2005-I, Class 4A1, 3.609%, 10/25/2035(d)	1,401,859
686,664	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1, 3.352%, 11/28/2032, 144A(d)	683,427
709,324	Bayview Opportunity Master Fund IV Trust, Series 2018-RN2, Class A1, 3.598%, 2/25/2033, 144A(a)(d)	704,156
540,971	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN1, Class A1, 3.278%, 1/28/2033, 144A(a)(d)	539,188
253,790	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN3, Class A1, 3.672%, 3/28/2033, 144A(a)(d)	253,023
603,452	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL2, Class A1, 2.981%, 10/28/2032, 144A(a)(d)	600,539

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$819,074	Bayview Opportunity Master Fund Trust, Series 2018-RN5, Class A1, 3.820%, 4/28/2033, 144A(d)	$816,988
730,000	Bayview Opportunity Master Fund Trust, Series 2018-RN8, Class A1, 4.066%, 9/28/2033, 144A(c)(d)	730,000
443,926	BCAP LLC Trust, Series 2007-AA2, Class 22A1, 6.000%, 3/25/2022	441,214
460,750	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1, 4.463%, 8/25/2034(d)	453,307
1,238,127	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(d)	1,233,034
1,356,462	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A3, 4.467%, 8/25/2035(d)	1,350,948
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A	2,235,046
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(a)(d)	1,068,466
3,190,000	Colony American Homes, Series 2015-1A, Class D, 1-month LIBOR + 2.150%, 4.281%, 7/17/2032, 144A(a)(b)	3,186,646
3,015,000	Colony American Homes, Series 2015-1A, Class F, 1-month LIBOR + 3.650%, 5.781%, 7/17/2032, 144A(b)	3,026,692
1,410,000	Colony Starwood Homes Trust, Series 2016-2A, Class E, 1-month LIBOR + 3.350%, 5.508%, 12/17/2033, 144A(b)	1,422,428
633,985	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(a)	649,638
539,344	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	560,196
1,058,581	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	1,095,000
545,213	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(a)	552,904
8	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 4.880%, 8/25/2034(a)(c)(d)(e)	7
77,994	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 4.182%, 9/20/2034(a)(d)	75,967
550,049	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 3.931%, 11/25/2033(a)(d)	554,079
329,432	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 3.845%, 12/25/2033(a)(d)	333,933
2,936,298	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(d)	2,929,364
1,220,000	Credit Suisse Mortgage Trust, Series 2018-RPL7, Class A1, 4.000%, 10/25/2048, 144A(c)	1,210,519
209,639	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033(a)	215,835
781,890	Deutsche Mortgage Securities, Inc., Series 2004-4, Class 7AR1, 1-month LIBOR + 0.350%, 2.566%, 6/25/2034(b)	759,191
620,922	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.498%, 9/19/2045(b)	525,057
1,650,210	Dukinfield 2 PLC, Series 2, Class A, GBP 3-month LIBOR + 1.250%, 2.054%, 12/20/2052, (GBP)(a)(b)	2,171,606
587,940	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.950%, 3/13/2045, (GBP)(a)(b)	751,410

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,505,000	Federal National Mortgage Association, Series 2017-C05, Class 1M2, 1-month LIBOR + 2.200%, 4.416%, 1/25/2030(b)	$1,550,996
320,000	Federal National Mortgage Association, Series 2017-C07, Class 1M2, 1-month LIBOR + 2.400%, 4.616%, 5/25/2030(b)	331,457
1,371,509	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 1-month LIBOR + 2.200%, 4.416%, 2/25/2024(a)(b)	1,409,215
747,419	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 1-month LIBOR + 1.650%, 3.866%, 4/25/2024(a)(b)	757,194
2,269,119	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 4.066%, 10/25/2027(a)(b)	2,309,561
130,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2, 1-month LIBOR + 1.800%, 4.016%, 7/25/2030(b)	129,177
626,244	GCAT LLC, Series 2017-2, Class A1, 3.500%, 4/25/2047, 144A(a)(d)	621,768
225,861	GCAT LLC, Series 2017-5, Class A1, 3.228%, 7/25/2047, 144A(a)(d)	225,062
1,117,704	GCAT LLC, Series 2018-1, Class A1, 3.844%, 6/25/2048, 144A(d)	1,113,827
2,692,188	GCAT LLC, Series 2018-2, Class A1, 4.090%, 6/26/2023, 144A(d)	2,689,346
283,742	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 4.309%, 7/19/2035(d)	275,838
2,005,000	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.714%, 8/25/2060, 144A(b)	2,005,377
246,053	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 4.217%, 7/25/2035(d)	242,204
1,115,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 5.938%, 10/17/2033, 144A(b)	1,116,554
1,123,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 6.858%, 10/17/2033, 144A(b)	1,126,091
2,370,916	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 1-month LIBOR + 0.780%, 2.996%, 12/25/2034(b)	2,154,885
2,729,889	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A, 4.436%, 10/25/2034(d)	2,814,606
743,719	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 1-month LIBOR + 1.220%, 3.436%, 9/25/2034(b)	685,364
1,312,045	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1-month LIBOR + 0.640%, 2.856%, 7/25/2045(b)	1,263,896
3,139,056	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1-month LIBOR + 0.210%, 2.426%, 2/25/2046(b)	2,690,893
445,000	Invitation Homes Trust, Series 2018-SFR1, Class E, 1-month LIBOR + 2.000%, 4.158%, 3/17/2037, 144A(b)	446,802
2,935,000	Invitation Homes Trust, Series 2018-SFR2, Class E, 1-month LIBOR + 2.000%, 4.158%, 6/17/2037, 144A(b)	2,948,141
455,285	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 3.806%, 11/25/2033(a)(d)	460,622
1,542,434	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	1,590,967

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,055,570	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 3.826%, 4/25/2035(a)(d)	$1,060,910
210,200	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 4.331%, 6/25/2035(a)(d)	212,725
816,936	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 4.066%, 2/25/2036(d)	757,638
472,688	Lehman XS Trust, Series 2005-7N, Class 3A1, 1-month LIBOR + 0.280%, 2.496%, 12/25/2035(b)	416,711
10,997	Lehman XS Trust, Series 2006-12N, Class A2A1, 1-month LIBOR + 0.150%, 2.366%, 8/25/2046(b)(c)(e)	10,667
589,127	Lehman XS Trust, Series 2006-2N, Class 1A1, 1-month LIBOR + 0.260%, 2.476%, 2/25/2046(b)	527,499
498,720	Ludgate Funding PLC, Series 2007-1, Class A2B, 3-month EURIBOR + 0.160%, Zero Coupon, 1/01/2061, (EUR)(a)(b)	550,680
1,806,073	Ludgate Funding PLC, Series 2008-W1X, Class A1, GBP 3-month LIBOR + 0.600%, 1.280%, 1/01/2061, (GBP)(a)(b)	2,308,825
343,822	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 4.601%, 5/25/2034(a)(d)	341,446
1,206,734	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 4.208%, 7/25/2034(a)(d)	1,184,333
254,065	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 4.243%, 4/25/2036(d)	253,503
389,321	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(a)	402,017
413,408	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(a)	422,857
507,806	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(a)	524,704
1,414,073	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	1,499,444
147,340	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 3.971%, 5/25/2036(a)(d)	148,970
599,059	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035	569,548
1,025,735	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	1,059,311
715,546	Newgate Funding PLC, Series 2007-3X, Class A2B, 3-month EURIBOR + 0.600%, 0.281%, 12/15/2050, (EUR)(a)(b)	816,421
142,650	NYMT Residential LLC, Series 2016-RP1A, Class A, 4.000%, 3/25/2021, 144A(a)(d)	143,030
1,196,298	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(a)(d)	1,178,232
2,345,377	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(a)(d)	2,307,028
355,513	OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.750%, 7/25/2056, 144A(a)(d)	359,449
2,926,527	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.470%, 9/25/2022, 144A(a)(d)	2,904,831
1,165,000	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A2, 5.000%, 9/25/2022, 144A(d)	1,152,957
1,216,896	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A1, 3.470%, 11/25/2022, 144A(a)(d)	1,209,129

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$405,000	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A2, 5.000%, 11/25/2022, 144A(d)	$395,256
895,000	Preston Ridge Partners Mortgage LLC, Series 2018-1A, Class A2, 5.000%, 4/25/2023, 144A(d)	878,550
1,966,033	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/2022, 144A(a)(d)	1,954,400
895,429	Residential Accredit Loans, Inc. Trust, Series 2006-QO4, Class 2A1, 1-month LIBOR + 0.190%, 2.406%, 4/25/2046(b)	862,501
1,359,300	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,192,489
418,253	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	402,510
1,680,034	Residential Funding Mortgage Securities, Series 2006-SA2, Class 3A1, 4.934%, 8/25/2036(d)	1,575,357
403,902	RMAC Securities No. 1 PLC, Series 2006-NS1X, Class A2C, 3-month EURIBOR + 0.150%, Zero Coupon, 6/12/2044, (EUR)(a)(b)	452,310
308,898	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.951%, 6/12/2044, (GBP)(a)(b)	386,340
2,043,792	RMAT, Series 18-NPL1, Class A1, 4.090%, 5/25/2048, 144A(d)	2,036,012
2,933,760	Stanwich Mortgage Loan Trust, Series 2018-NPB1, Class A1, 4.016%, 5/16/2023, 144A(d)	2,922,552
1,819,000	Starwood Waypoint Homes, Series 2015-1A, Class E, 1-month LIBOR + 3.000%, 5.131%, 7/17/2032, 144A(b)	1,821,629
3,442,782	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1-month LIBOR + 0.310%, 2.526%, 7/25/2035(b)	2,786,665
301,695	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035	305,736
1,200,000	Towd Point Mortgage Funding PLC, Series 2016-GR1X, Class B, GBP 3-month LIBOR + 1.400%, 2.159%, 7/20/2046, (GBP)(a)(b)	1,569,678
2,004,586	Vericrest Opportunity Loan Trust, Series 2018-NPL4, Class A1A, 4.336%, 7/27/2048, 144A(d)	2,001,849
1,479,009	VOLT LVI LLC, Series 2017-NPL3, Class A1, 3.500%, 3/25/2047, 144A(a)(d)	1,472,054
2,840,000	VOLT LVI LLC, Series 2017-NPL3, Class A2, 5.875%, 3/25/2047, 144A(d)	2,838,274
853,886	VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047, 144A(a)(d)	846,775
983,813	VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.000%, 10/25/2047, 144A(a)(d)	972,796
2,000,000	VOLT LXX LLC, Series 2018-NPL6, Class A1A, 4.115%, 9/25/2048, 144A(d)	1,999,205
1,398,275	Wells Fargo Mortgage Backed Securitie Trust, Series 2006-3, Class A11, 5.500%, 3/25/2036	1,409,827
1,311,469	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 2A1, 4.326%, 7/25/2034(a)(d)	1,335,042
244,046	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 4.632%, 8/25/2034(a)(d)	251,070
128,839	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	129,845
663,921	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 12/25/2035	670,293

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$334,324	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 4.213%, 5/01/2035(a)(d)	$343,953
418,559	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A5, 4.130%, 6/25/2035(a)(d)	428,695

		133,988,789

	ABS Other – 4.2%
814,102	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A(a)	809,807
1,047,840	Accelerated Assets LLC, Series 18-1, Class B, 4.510%, 12/02/2033, 144A	1,043,996
3,001,925	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(a)(d)	2,967,854
346,039	Apollo Aviation Securitization Equity Trust, Series 2018-1A, Class B, 5.437%, 1/16/2038, 144A(a)	349,321
350,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A(a)	342,306
1,110,833	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)(d)	1,116,019
1,267,604	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682%, 12/16/2041, 144A(a)(d)	1,305,146
1,404,403	Castlelake Aircraft Securitization Trust, Series 18-1, Class B, 5.300%, 6/15/2043, 144A	1,410,641
250,000	CCG Receivables Trust, Series 2018-1, Class C, 3.420%, 6/16/2025, 144A(a)	246,303
580,000	Chesapeake Funding II LLC, Series 2017-2A, Class D, 3.710%, 5/15/2029, 144A	577,652
790,000	Chesapeake Funding II LLC, Series 2018-1A, Class C, 3.570%, 4/15/2030, 144A	783,411
2,025,000	Chesapeake Funding II LLC, Series 2018-1A, Class D, 3.920%, 4/15/2030, 144A	2,008,493
440,079	CLUB Credit Trust, Series 2017-P1, Class A, 2.420%, 9/15/2023, 144A(a)	438,937
667,706	Diamond Resorts Owner Trust, Series 2017-1A, Class C, 6.070%, 10/22/2029, 144A	650,344
2,925,218	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.530%, 1/21/2031, 144A	2,911,199
2,164,812	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(e)(f)(g)	1,654,999
868,352	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(e)(f)(g)	345,170
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(c)(e)(f)(g)(h)	—
1,107,097	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(f)(i)	1,049,956
1,258,270	MAPS Ltd., Series 2018-1A, Class B, 5.193%, 5/15/2043, 144A	1,264,319
1,100,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 2.798%, 9/25/2023, 144A(b)	1,100,863
456,858	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A(a)	457,434

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Other – continued
$2,670,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.640%, 7/18/2025, 144A(a)	$2,692,485
3,120,000	OneMain Financial Issuance Trust, Series 2015-3A, Class B, 4.160%, 11/20/2028, 144A(a)	3,133,160
3,100,000	OneMain Financial Issuance Trust, Series 2016-1A, Class C, 6.000%, 2/20/2029, 144A(a)	3,162,311
2,685,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(a)	2,739,285
4,852,278	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A(a)	4,822,097
3,718,000	SCF Equipment Trust LLC, Series 2018-1A, Class C, 4.210%, 4/20/2027, 144A	3,719,605
1,709,767	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(a)	1,724,227
1,410,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	1,407,247
620,184	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(a)	617,461
2,990,304	Sprite Ltd., Series 2017-1, Class B, 5.750%, 12/15/2037, 144A(a)	2,982,626
1,916,833	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(a)	1,894,173
285,000	Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.750%, 5/17/2032, 144A(d)	293,482
1,235,000	Thunderbolt II Aircraft Lease Ltd., Series 2018-A, Class A, 4.147%, 9/15/2038, 144A(d)	1,227,653
1,710,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.550%, 4/15/2021, 144A(f)(i)	1,708,952
2,295,000	Verizon Owner Trust, Series 2018-1A, Class A1B, 1-month LIBOR + 0.260%, 2.425%, 9/20/2022, 144A(a)(b)	2,296,264
1,221,350	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A(a)	1,234,268

		58,489,466

	ABS Student Loan – 1.1%
3,750,000	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	3,716,962
1,835,000	Navient Student Loan Trust, Series 18-4A, Class A1, 1-month LIBOR + 0.250%, 2.389%, 6/27/2067, 144A(b)	1,835,312
1,149,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 4.740%, 6/15/2032(a)(b)(c)(e)	1,148,770
3,080,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 4.750%, 3/15/2033(a)(b)(c)(e)	3,079,384
332,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 4.750%, 3/15/2033(b)(c)(e)	331,934
1,835,000	SMB Private Education Loan Trust, Series 18-C, Class A1, 1-month LIBOR + 0.300%, 2.431%, 9/15/2025, 144A(b)(c)	1,835,000
1,350,000	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.750%, 2.908%, 10/15/2035, 144A(a)(b)	1,354,275
115,450	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 3.466%, 8/25/2032, 144A(a)(b)	116,444

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Student Loan – continued
$584,816	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1-month LIBOR + 1.200%, 3.416%, 3/25/2033, 144A(a)(b)	$590,130
1,489,651	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(a)	1,452,246

		15,460,457

	ABS Whole Business – 0.7%
3,076,063	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A(a)	3,112,006
748,125	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	743,509
2,168,613	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	2,161,632
3,025,000	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	3,018,799

		9,035,946

	Aerospace & Defense – 0.7%
3,425,000	General Dynamics Corp., 3-month LIBOR + 0.290%, 2.628%, 5/11/2020(b)	3,434,614
3,425,000	General Dynamics Corp., 3-month LIBOR + 0.380%, 2.718%, 5/11/2021(b)	3,447,982
2,550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	2,661,715

		9,544,311

	Agency Commercial Mortgage-Backed Securities – 0.1%
50,419,166	Government National Mortgage Association, Series 2012-135, Class IO, 0.579%, 1/16/2053(a)(d)(j)	1,949,376

	Airlines – 0.3%
4,505,575	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	4,359,144

	Automotive – 6.8%
10,090,000	American Honda Finance Corp., 3 Month LIBOR + 0.260%, 2.594%, 6/16/2020(b)	10,108,367
5,875,000	American Honda Finance Corp., MTN, 3-month LIBOR + 0.280%, 2.602%, 11/19/2018(a)(b)	5,877,174
6,045,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.380%, 2.717%, 4/06/2020, 144A(a)(b)	6,061,206
5,785,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.410%, 2.744%, 9/13/2019, 144A(a)(b)	5,802,657
5,985,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.410%, 2.747%, 4/12/2021, 144A(a)(b)	6,004,789
6,940,000	BMW U.S. Capital LLC, 3 month LIBOR + 0.500%, 2.819%, 8/13/2021, 144A(b)	6,960,920
3,135,000	Daimler Finance North America LLC, 3.100%, 5/04/2020, 144A	3,125,477
5,980,000	Ford Motor Credit Co. LLC, 3-month LIBOR + 1.000%, 3.339%, 1/09/2020(a)(b)	6,003,226

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Automotive – continued
$6,920,000	Ford Motor Credit Co.LLC, 3 month LIBOR + 0.880%, 3.085%, 10/12/2021(b)	$6,855,936
3,585,000	General Motors Financial Co., Inc., 3-month LIBOR + 0.850%, 3.189%, 4/09/2021(b)	3,598,695
6,165,000	Nissan Motor Acceptance Corp., 3-month LIBOR + 0.520%, 2.854%, 3/15/2021, 144A(a)(b)	6,176,433
5,955,000	Nissan Motor Acceptance Corp., 3-month LIBOR + 0.580%, 2.917%, 1/13/2020, 144A(a)(b)	5,975,460
6,865,000	Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A	6,882,355
12,395,000	Toyota Motor Credit Corp., MTN, 3-month LIBOR + 0.280%, 2.617%, 4/13/2021(a)(b)	12,410,952
2,955,000	Toyota Motor Credit Corp., MTN, 3-month LIBOR + 0.440%, 2.773%, 10/18/2019(a)(b)	2,968,459

		94,812,106

	Banking – 6.7%
44,570,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 26.917%, 11/07/2022, 144A, (ARS)(b)	800,879
44,895,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 2.500%, 36.333%, 1/12/2020, 144A, (ARS)(b)	924,590
21,970,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	298,636
46,000,000	Banco Supervielle S.A., Argentina Deposit Rates Badlar Private Banks + 4.500%, 39.125%, 8/09/2020, 144A, (ARS)(b)	995,879
13,705,000	Bank of America NA, 3-month LIBOR + 0.250%, 2.561%, 8/28/2020(b)	13,711,346
5,895,000	Citibank NA, 3-month LIBOR + 0.350%, 2.688%, 2/12/2021(a)(b)	5,896,873
3,015,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,678,978
6,860,000	HSBC Holdings PLC, 3-month LIBOR + 0.650%, 2.984%, 9/11/2021(b)	6,868,726
6,240,000	JPMorgan Chase & Co., 3-month LIBOR + 0.680%, 3.001%, 6/01/2021(a)(b)	6,274,195
13,705,000	JPMorgan Chase Bank NA, 3-month LIBOR + 0.230%, 2.545%, 9/01/2020(b)	13,725,424
5,895,000	JPMorgan Chase Bank NA, 3-month LIBOR + 0.250%, 2.588%, 2/13/2020(a)(b)	5,898,187
5,800,000	JPMorgan Chase Bank NA, 3-month LIBOR + 0.590%, 2.956%, 9/23/2019(a)(b)	5,826,163
6,720,000	Mitsubishi UFJ Financial Group, Inc., 3 month LIBOR + 0.650%, 2.985%, 7/26/2021(b)	6,748,811
6,720,000	Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	6,725,246
3,460,000	Standard Chartered PLC, 3-month LIBOR + 1.150%, 3.558%, 1/20/2023, 144A	3,469,065
3,460,000	Standard Chartered PLC, (fixed rate to 1/20/2022, variable rate thereafter), 4.247%, 1/20/2023, 144A	3,470,172

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Banking – continued
$6,000,000	Sumitomo Mitsui Banking Corp., Series 2FRN, 3-month LIBOR + 0.540%, 2.873%, 1/11/2019(a)(b)	$6,007,659
3,000,000	Toronto-Dominion Bank (The), MTN, 3-month LIBOR + 0.420%, 2.753%, 1/18/2019(a)(b)	3,003,558

		93,324,387

	Collateralized Mortgage Obligations – 0.1%
1,205,738	GMACM Mortgage Loan Trust, Series 2005-AR1, Class 3A, 4.058%, 3/18/2035(d)	1,217,259

	Construction Machinery – 1.6%
3,050,000	Caterpillar Financial Services Corp., GMTN, 3-month LIBOR + 0.290%, 2.611%, 9/04/2020(a)(b)	3,058,192
3,065,000	Caterpillar Financial Services Corp., MTN, 3-month LIBOR + 0.230%, 2.564%, 3/15/2021(a)(b)	3,070,008
2,400,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	2,397,175
6,350,000	John Deere Capital Corp., MTN, 3-month LIBOR + 0.240%, 2.574%, 3/12/2021(a)(b)	6,359,430
6,875,000	John Deere Capital Corp., MTN, 3.125%, 9/10/2021	6,852,988

		21,737,793

	Consumer Products – 0.5%
7,040,000	Unilever Capital Corp., 3.000%, 3/07/2022	6,971,782

	Diversified Manufacturing – 0.6%
1,805,000	3M Co., MTN, 3.000%, 9/14/2021	1,801,934
5,915,000	United Technologies Corp., 3-month LIBOR + 0.350%, 2.693%, 11/01/2019(a)(b)	5,929,314

		7,731,248

	Electric – 0.5%
6,455,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(a)	7,132,775

	Finance Companies – 0.9%
6,100,000	USAA Capital Corp., 3-month LIBOR + 0.230%, 2.573%, 2/01/2019, 144A(a)(b)	6,103,477
6,500,000	USAA Capital Corp., 3.000%, 7/01/2020, 144A	6,472,711

		12,576,188

	Food & Beverage – 0.8%
955,000	BRF GmbH, 4.350%, 9/29/2026, 144A(a)	813,517
3,065,000	Campbell Soup Co., 3-month LIBOR + 0.500%, 2.834%, 3/16/2020(a)(b)	3,061,356
1,935,000	Diageo Capital PLC, 3.000%, 5/18/2020	1,931,937

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Food & Beverage – continued
$3,105,000	MARB BondCo PLC, 6.875%, 1/19/2025, 144A	$2,887,650
2,900,000	PepsiCo, Inc., 3-month LIBOR + 0.270%, 2.607%, 10/04/2019(a)(b)	2,907,128

		11,601,588

	Government Owned - No Guarantee – 1.7%
18,670,000,000	Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024, 144A, (COP)(a)	6,451,037
2,545,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	2,061,450
4,935,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	4,406,215
6,390,000	Petrobras Global Finance BV, 5.999%, 1/27/2028	5,894,775
950,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	902,025
3,525,000	YPF S.A., 6.950%, 7/21/2027, 144A	3,083,318
1,930,000	YPF S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 36.750%, 7/07/2020, 144A(b)	769,417

		23,568,237

	Health Insurance – 0.5%
6,900,000	Halfmoon Parent, Inc., 3-month LIBOR + 0.650%, 2.984%, 9/17/2021, 144A(b)	6,910,157

	Healthcare – 0.9%
6,065,000	CVS Health Corp., 3-month LIBOR + 0.630%, 2.957%, 3/09/2020(a)(b)	6,096,225
6,065,000	CVS Health Corp., 3-month LIBOR + 0.720%, 3.047%, 3/09/2021(a)(b)	6,112,621

		12,208,846

	Independent Energy – 1.6%
3,845,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A(f)(i)	2,355,063
2,750,000	California Resources Corp., 8.000%, 12/15/2022, 144A	2,626,250
1,360,000	Callon Petroleum Co., 6.125%, 10/01/2024	1,383,800
3,080,000	Gulfport Energy Corp., 6.375%, 5/15/2025	3,018,400
3,400,000	Jagged Peak Energy LLC, 5.875%, 5/01/2026, 144A	3,383,000
1,265,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,151,150
1,340,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,222,750
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(c)(e)(f)(k)	—

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Independent Energy – continued
$4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(c)(e)(f)(k)	$—
3,465,000	Vine Oil & Gas LP / Vine Oil Gas Finance Corp., 9.750%, 4/15/2023, 144A	3,465,000
3,620,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	3,538,550

		22,143,963

	Integrated Energy – 0.7%
3,335,000	Gran Tierra Energy International Holdings Ltd., 6.250%, 2/15/2025, 144A	3,265,966
5,795,000	Shell International Finance BV, 3-month LIBOR + 0.350%, 2.684%, 9/12/2019(a)(b)	5,813,342

		9,079,308

	Life Insurance – 1.2%
2,770,000	AIA Group Ltd., 3-month LIBOR + 0.520%, 2.858%, 9/20/2021, 144A(b)	2,772,742
6,940,000	New York Life Global Funding, 3-month LIBOR + 0.160%, 2.556%, 10/01/2020, 144A(b)	6,943,984
6,780,000	New York Life Global Funding, 3 month LIBOR + 0.320%, 2.661%, 8/06/2021, 144A(b)	6,793,947

		16,510,673

	Local Authorities – 0.8%
2,900,000	Provincia de Buenos Aires, 5.750%, 6/15/2019, 144A	2,871,000
2,280,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	1,994,453
216,360,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Private Banks + 3.830%, 36.245%, 5/31/2022, (ARS)(b)	4,882,326
67,000,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Private Banks + 3.750%, 40.612%, 4/12/2025, (ARS)(b)	1,430,966

		11,178,745

	Media Entertainment – 0.4%
5,185,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	5,197,962
27,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(a)	1,032,832

		6,230,794

	Midstream – 0.2%
800,000	Tennessee Gas Pipeline Co. LLC, 7.000%, 3/15/2027	927,811
2,160,000	Transportadora de Gas del Sur S.A., 6.750%, 5/02/2025, 144A	2,073,449

		3,001,260

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – 2.1%
$4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.272%, 4/15/2044, 144A(a)(d)	$4,696,839
1,900,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 5.158%, 10/15/2034, 144A(a)(b)	1,904,523
3,635,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	3,254,328
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.884%, 11/10/2046, 144A(a)(d)	2,633,790
429,949	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.977%, 8/10/2045(d)	435,618
224,164	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(d)	224,569
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.668%, 6/15/2044, 144A(a)(d)	1,566,361
2,125,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.668%, 6/15/2044, 144A(d)	2,027,192
5,867,753	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 9.085%, 8/15/2019, 144A(b)	5,924,341
1,440,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.150%, 6.308%, 11/15/2027, 144A(b)	1,368,669
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.839%, 2/15/2044, 144A(a)(d)	2,614,860
1,809,189	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.865%, 3/15/2044, 144A(d)	1,629,317
950,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.977%, 6/15/2045, 144A(d)	782,753

		29,063,160

	Pharmaceuticals – 0.5%
6,860,000	Pfizer, Inc., 3.000%, 9/15/2021	6,858,477

	Property & Casualty Insurance – 0.4%
6,000,000	Berkshire Hathaway Finance Corp., 3-month LIBOR + 0.320%, 2.651%, 1/10/2020(a)(b)	6,011,793

	Retailers – 0.7%
2,915,000	Alimentation Couche-Tard, Inc., 3-month LIBOR + 0.500%, 2.834%, 12/13/2019, 144A(a)(b)	2,915,258
6,635,000	Walmart, Inc., 3-month LIBOR +0.230%, 2.596%, 6/23/2021(b)	6,668,293

		9,583,551

	Sovereigns – 0.1%
29,460,000	Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 42.819%, 6/21/2020, (ARS)(d)	852,174

	Technology – 1.8%
6,045,000	Apple, Inc., 3-month LIBOR + 0.070%, 2.408%, 5/11/2020(a)(b)	6,046,669
6,955,000	Cisco Systems, Inc., 3-month LIBOR + 0.340%, 2.678%, 9/20/2019(a)(b)	6,975,307

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Technology – continued
$5,825,000	IBM Credit LLC, 3-month LIBOR + 0.160%, 2.501%, 2/05/2021(a)(b)	$5,835,041
6,000,000	International Business Machines Corp., 3-month LIBOR + 0.230%, 2.567%, 1/27/2020(a)(b)	6,016,429

		24,873,446

	Treasuries – 4.1%
127,035,000	Republic of Poland Government Bond, 2.750%, 4/25/2028, (PLN)(a)	33,088,779
380,700,000	Republic of South Africa Government Bond, 8.500%, 1/31/2037, (ZAR)(a)	23,922,376

		57,011,155

	Wireless – 0.1%
1,400,000	GTT Communications, Inc., 7.875%, 12/31/2024, 144A	1,363,250

	Total Non-Convertible Bonds (Identified Cost $967,576,396)	919,663,269

Convertible Bonds – 2.2%
	Cable Satellite – 0.5%
4,165,000	DISH Network Corp., 2.375%, 3/15/2024	3,691,581
2,995,000	DISH Network Corp., 3.375%, 8/15/2026	2,856,529

		6,548,110

	Diversified Operations – 0.1%
775,000	RWT Holdings, Inc., 5.625%, 11/15/2019	782,161

	Independent Energy – 0.2%
1,280,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	1,264,316
1,075,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,030,980

		2,295,296

	Industrial Other – 0.1%
1,140,000	Tutor Perini Corp., 2.875%, 6/15/2021	1,162,800

	Leisure – 0.0%
650,000	Rovi Corp., 0.500%, 3/01/2020	613,021

	Media Entertainment – 0.0%
575,000	Liberty Media Corp., 2.250%, 9/30/2046	314,468

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	Midstream – 0.0%
$385,000	SM Energy Co., 1.500%, 7/01/2021	$421,418

	Oil Field Services – 0.1%
1,760,000	Nabors Industries, Inc., 0.750%, 1/15/2024	1,376,760

	Pharmaceuticals – 0.6%
4,250,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	4,529,446
780,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	935,690
710,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	716,911
685,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	689,044
1,395,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	1,464,750

		8,335,841

	Railroads – 0.1%
845,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	999,248

	REITs - Mortgage – 0.2%
3,220,000	iStar, Inc., 3.125%, 9/15/2022, 144A	3,130,278

	Technology – 0.3%
3,435,000	Finisar Corp., 0.500%, 12/15/2036	3,146,608
1,500,000	Verint Systems, Inc., 1.500%, 6/01/2021	1,544,890

		4,691,498

	Wirelines – 0.0%
595,000	GCI Liberty, Inc., 1.750%, 9/30/2046, 144A	653,933

	Total Convertible Bonds (Identified Cost $31,941,333)	31,324,832

	Total Bonds and Notes (Identified Cost $999,517,729)	950,988,101

Senior Loans – 11.6%
	Aerospace & Defense – 0.3%
1,020,704	Engility Corp., Term Loan B2, 1-month LIBOR + 2.750%, 4.992%, 8/12/2023(b)	1,023,041
588,386	TransDigm, Inc., 2018 Term Loan E, 1-month LIBOR + 2.500%, 4.742%, 5/30/2025(b)	589,881
2,356,402	TransDigm, Inc., 2018 Term Loan F, 1-month LIBOR + 2.500%, 4.742%, 6/09/2023(b)	2,364,367

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Aerospace & Defense – continued
$661,650	TransDigm, Inc., 2018 Term Loan G, 1-month LIBOR + 2.500%, 4.742%, 8/22/2024(b)	$663,456

		4,640,745

	Automotive – 0.4%
2,305,000	BBB Industries U.S. Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.604%, 8/01/2025(b)	2,307,881
724,525	Belron Finance U.S. LLC, USD Term Loan B, 3-month LIBOR + 2.500%, 4.843%, 11/07/2024(b)	728,148
2,749,252	Truck Hero, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.962%, 4/21/2024(b)	2,755,273

		5,791,302

	Building Materials – 0.8%
3,328,106	American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.242%, 10/31/2023(b)	3,317,123
392,038	Atkore International, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 2.750%, 5.140%, 12/22/2023(b)	393,629
3,303,340	Hamilton Holdco LLC, 2018 Term Loan B, 3-month LIBOR + 2.000%, 4.340%, 7/02/2025(b)	3,307,469
517,400	NCI Building Systems, Inc., 2018 Term Loan, 1-month LIBOR + 2.000%, 4.242%, 2/07/2025(b)	517,726
3,546,438	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 2.750%, 4.992%, 11/15/2023(b)	3,553,106

		11,089,053

	Cable Satellite – 1.4%
1,856,600	Altice U.S. Finance I Corp., 2017 Term Loan B, 1-month LIBOR + 2.250%, 4.492%, 7/28/2025(b)	1,854,279
2,851,806	CSC Holdings LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 2.250%, 4.408%, 7/17/2025(b)	2,850,608
1,650,000	Telenet Financing USD LLC, USD Term Loan AN, 1-month LIBOR + 2.250%, 4.408%, 8/15/2026(b)	1,642,525
4,350,409	Unitymedia Finance LLC, Term Loan B, 1-month LIBOR + 2.250%, 4.408%, 9/30/2025(b)	4,353,672
1,340,000	Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan E, 1-month LIBOR + 2.000%, 4.158%, 6/01/2023(b)	1,341,005
4,125,000	Virgin Media Bristol LLC, Term Loan K, 1-month LIBOR + 2.500%, 4.658%, 1/15/2026(b)	4,131,105
3,999,734	Ziggo Secured Finance Partnership, USD Term Loan E, 1-month LIBOR + 2.500%, 4.658%, 4/15/2025(b)	3,925,579

		20,098,773

	Chemicals – 0.7%
1,889,836	Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, 3-month LIBOR + 1.750%, 4.136%, 6/01/2024(b)	1,892,841
3,940,125	Consolidated Energy Finance, S.A., Term Loan B, 1-month LIBOR + 2.500%, 4.633%, 5/07/2025(b)	3,925,350
1,616,875	Plaskolite, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.742%, 11/03/2022(b)	1,616,875
700,000	Starfruit Finco B.V, 2018 USD Term Loan B, 9/20/2025(l)	702,674
710,003	WR Grace & Co., Term Loan B1, 3-month LIBOR + 1.750%, 4.136%, 4/03/2025(b)	712,225

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Chemicals – continued
$1,217,148	WR Grace & Co., Term Loan B2, 3-month LIBOR + 1.750%, 4.136%, 4/03/2025(b)	$1,220,957

		10,070,922

	Consumer Cyclical Services – 0.1%
295,000	FrontDoor, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.750%, 8/14/2025(b)	296,661
862,838	Trans Union LLC, 2018 Term Loan B4, 1-month LIBOR + 2.000%, 4.242%, 6/19/2025(b)	865,176

		1,161,837

	Consumer Products – 0.3%
3,147,113	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 4.383%, 4/07/2025(b)	3,109,756
435,000	Energizer Holdings, Inc., 2018 Term Loan B, 6/20/2025(l)	436,362

		3,546,118

	Diversified Manufacturing – 0.1%
1,089,819	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.636%, 7/19/2024(b)	1,074,834

	Electric – 0.8%
4,170,337	AES Corp., 2018 Term Loan B, 3-month LIBOR + 1.750%, 4.067%, 5/31/2022(b)	4,169,462
3,323,537	Plantronics, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.742%, 7/02/2025(b)	3,333,939
2,960,060	Vistra Energy Corp., 1st Lien Term Loan B3, 1-month LIBOR + 2.000%, 4.181%, 12/31/2025(m)	2,962,280

		10,465,681

	Environmental – 0.1%
137,511	GFL Environmental, Inc., 2018 Delayed Draw Term Loan, 3-month LIBOR + 2.750%, 2.750%, 5/30/2025(n)	137,569
1,104,195	GFL Environmental, Inc., 2018 USD Term Loan B, 3-month LIBOR + 2.750%, 5.136%, 5/30/2025(b)	1,104,659

		1,242,228

	Food & Beverage – 0.6%
1,804,701	Aramark Services, Inc., 2018 Term Loan B3, 3-month LIBOR + 1.750%, 4.084%, 3/11/2025(b)	1,809,213
4,074,504	JBS USA LLC, 2017 Term Loan B, 3-month LIBOR + 2.500%, 4.844%, 10/30/2022(m)	4,082,409
2,952,797	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1-month LIBOR + 2.000%, 4.220%, 5/24/2024(b)	2,952,266

		8,843,888

	Health Insurance – 0.2%
2,775,507	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 1-month LIBOR + 2.750%, 4.992%, 3/01/2021(b)	2,775,951

	Healthcare – 0.4%
1,128,600	IQVIA, Inc., 2017 USD Term Loan B2, 3-month LIBOR + 2.000%, 4.386%, 1/17/2025(b)	1,132,133

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Healthcare – continued
$3,231,900	IQVIA, Inc., 2018 USD Term Loan B3, 3-month LIBOR + 1.750%, 4.136%, 6/07/2025(b)	$3,229,217
1,226,741	Surgery Center Holdings, Inc., 2017 Term Loan B, 3-month LIBOR + 3.250%, 5.570%, 9/02/2024(b)	1,226,226

		5,587,576

	Independent Energy – 0.3%
811,000	California Resources Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.962%, 12/31/2022(b)	822,824
1,120,000	Gavilan Resources LLC, 2nd Lien Term Loan, 3/01/2024(l)	1,054,670
2,620,000	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.165%, 3/01/2024(b)	2,467,176

		4,344,670

	Industrial Other – 0.1%
875,000	Altra Industrial Motion Corp., 2018 Term Loan B, 9/05/2025(l)	876,365
545,730	ASGN, Inc., 2018 Term Loan B2, 1-month LIBOR + 2.000%, 4.242%, 4/02/2025(b)	547,263

		1,423,628

	Internet & Data – 0.1%
1,341,450	NeuStar, Inc., 2018 Term Loan B4, 1-month LIBOR + 3.500%, 5.742%, 8/08/2024(b)	1,342,644

	Leisure – 0.1%
805,000	Marriott Ownership Resorts, Inc., 2018 Term Loan B, 1-month LIBOR + 2.250%, 4.492%, 8/29/2025(b)	811,037

	Lodging – 0.1%
855,000	Wyndham Hotels & Resorts, Inc., Term Loan B, 1-month LIBOR + 1.750%, 3.992%, 5/30/2025(b)	857,317

	Media Entertainment – 0.4%
1,486,193	Camelot UK Holdco Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.250%, 5.492%, 10/03/2023(b)	1,486,193
3,143,052	CBS Radio, Inc., 2017 Term Loan B, 1-month LIBOR + 2.750%, 4.962%, 11/17/2024(b)	3,114,985
391,607	Donnelley Financial Solutions, Inc., 2017 Term Loan B, 1-Month LIBOR + 3.000%, 5.242%, 10/02/2023(b)	391,607
537,300	Lamar Media Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 3.938%, 3/14/2025(b)	539,315

		5,532,100

	Metals & Mining – 0.5%
3,306,150	GrafTech Finance, Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.742%, 2/12/2025(b)	3,326,813
3,144,200	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.250%, 5/01/2025(b)	3,070,500

		6,397,313

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Midstream – 0.2%
$1,683,688	BCP Raptor LLC, Term Loan B, 1-month LIBOR + 4.250%, 6.480%, 6/24/2024(b)	$1,656,328
610,000	Grizzly Acquisitions Inc., 2018 Term Loan B, 9/21/2025(l)	611,525

		2,267,853

	Packaging – 0.2%
2,997,063	BWAY Holding Co., 2017 Term Loan B, 3-month LIBOR + 3.250%, 5.581%, 4/03/2024(b)	2,993,316
224,438	Crown Americas LLC, 2018 Term Loan B, 1-week LIBOR + 2.000%, 4.163%, 4/03/2025(b)	225,439

		3,218,755

	Pharmaceuticals – 0.1%
1,908,829	Change Healthcare Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 2.750%, 4.992%, 3/01/2024(b)	1,914,498

	Property & Casualty Insurance – 0.5%
1,875,300	Hub International Ltd., 2018 Term Loan B, 3-month LIBOR + 3.000%, 5.335%, 4/25/2025(b)	1,878,582
1,454,665	Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 5.750%, 12/20/2024(b)	1,462,243
3,234,394	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.386%, 5/16/2024(b)	3,235,203

		6,576,028

	Restaurants – 0.3%
3,600,061	1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month LIBOR + 2.250%, 4.492%, 2/16/2024(b)	3,600,960
995,000	IRB Holding Corp., 1st Lien Term Loan, 2-month LIBOR + 3.250%, 5.460%, 2/05/2025(b)	995,627

		4,596,587

	Retailers – 0.2%
1,042,125	Hanesbrands, Inc., 2017 Term Loan B, 1-month LIBOR + 1.750%, 3.992%, 12/15/2024(b)	1,046,689
1,309,947	Harbor Freight Tools USA, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.742%, 8/18/2023(b)	1,310,353
387,434	J.C. Penney Corp., Inc., 2016 Term Loan B, 6/23/2023(l)	355,277

		2,712,319

	Technology – 1.5%
3,167,905	Almonde, Inc., USD 1st Lien Term Loan, LIBOR + 3.500%, 5.886%, 6/13/2024(o)	3,168,856
2,940,438	Dell International LLC, 2017 Term Loan A2, 1-month LIBOR + 1.750%, 4.000%, 9/07/2021(b)	2,940,967
3,010,286	First Data Corp., 2017 USD Term Loan, 1-month LIBOR + 2.000%, 4.212%, 7/08/2022(b)	3,014,741
3,139,225	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 3.992%, 1/02/2026(b)	3,104,882
437,476	MA FinanceCo. LLC, USD Term Loan B3, 1-month LIBOR + 2.500%, 4.742%, 6/21/2024(b)	436,019

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Technology – continued
$1,466,710	Microchip Technology, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.250%, 5/29/2025(b)	$1,467,018
1,377,940	Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, 3-month LIBOR + 3.000%, 5.348%, 11/03/2023(b)	1,358,566
2,954,384	Seattle Spinco, Inc., USD Term Loan B3, 1-month LIBOR + 2.500%, 4.742%, 6/21/2024(b)	2,944,546
1,824,856	SS&C Technologies, Inc., 2018 Term Loan B5, 4/16/2025(l)	1,825,422

		20,261,017

	Transportation Services – 0.4%
1,730,663	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.120%, 4/04/2025(b)	1,739,852
4,203,879	Uber Technologies, Inc., 2018 Incremental Term Loan, 1-month LIBOR + 3.500%, 5.648%, 7/13/2023(b)	4,215,440

		5,955,292

	Wireless – 0.4%
2,073,065	GTT Communications, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.750%, 4.990%, 5/31/2025(b)	2,055,216
2,782,625	Sprint Communications, Inc., 1st Lien Term Loan B, 1-month LIBOR + 2.500%, 4.750%, 2/02/2024(b)	2,789,582
1,358,961	UPC Financing Partnership, USD Term Loan AR, 1-month LIBOR + 2.500%, 4.658%, 1/15/2026(b)	1,357,778

		6,202,576

	Total Senior Loans (Identified Cost $160,775,533)	160,802,542

Loan Participations – 0.5%
	ABS Other – 0.5%
5,418,606	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037(c)(e)	5,488,905
1,516,292	Rise Ltd., Term Loan A, 4.750%, 2/15/2039(a)(c)(d)	1,482,175

	Total Loan Participations (Identified Cost $6,933,767)	6,971,080

Shares
Preferred Stocks – 0.6%
Convertible Preferred Stocks – 0.3%
	Food & Beverage – 0.2%
32,272	Bunge Ltd., 4.875%	3,472,467

	Midstream – 0.1%
1,714	Chesapeake Energy Corp., 5.750%	1,078,260

	Total Convertible Preferred Stocks (Identified Cost $4,135,098)	4,550,727

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 0.3%
	Cable Satellite – 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(a) (Identified Cost $4,040,000)	$4,096,537

	Total Preferred Stocks (Identified Cost $8,175,098)	8,647,264

Common Stocks – 3.9%
	Aerospace & Defense – 0.1%
1,896	Boeing Co. (The)	705,122
1,456	Northrop Grumman Corp.	462,091
6,005	United Technologies Corp.	839,559

		2,006,772

	Air Freight & Logistics – 0.0%
1,899	FedEx Corp.	457,260

	Airlines – 0.0%
4,550	Delta Air Lines, Inc.	263,127

	Auto Components – 0.0%
2,209	Aptiv PLC	185,335

	Automobiles – 0.0%
8,337	General Motors Co.	280,707

	Banks – 0.3%
24,887	Bank of America Corp.	733,171
11,583	BB&T Corp.	562,239
12,323	JPMorgan Chase & Co.	1,390,527
10,301	PacWest Bancorp	490,843
4,152	PNC Financial Services Group, Inc. (The)	565,461
9,409	Wells Fargo & Co.	494,537

		4,236,778

	Beverages – 0.1%
6,384	PepsiCo, Inc.	713,731

	Chemicals – 0.1%
2,590	Celanese Corp., Series A	295,260
3,892	DowDuPont, Inc.	250,295
13,010	Huntsman Corp.	354,262

		899,817

	Construction Materials – 0.3%
673,076	Cemex SAB de CV, Sponsored ADR(h)	4,738,455

	Containers & Packaging – 0.0%
3,873	WestRock Co.	206,973

	Diversified Telecommunication Services – 0.1%
6,454	AT&T, Inc.	216,726

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
25,061	CenturyLink, Inc.	$531,293

		748,019

	Electric Utilities – 0.1%
5,407	American Electric Power Co., Inc.	383,248
12,177	Exelon Corp.	531,648
5,284	NextEra Energy, Inc.	885,598

		1,800,494

	Energy Equipment & Services – 0.0%
13,248	Patterson-UTI Energy, Inc.	226,673

	Entertainment – 0.1%
6,121	Walt Disney Co. (The)	715,790

	Food & Staples Retailing – 0.1%
1,451	Costco Wholesale Corp.	340,811
4,251	Walmart, Inc.	399,211

		740,022

	Food Products – 0.1%
17,772	Mondelez International, Inc., Class A	763,485

	Health Care Equipment & Supplies – 0.1%
8,768	Medtronic PLC	862,508

	Health Care Providers & Services – 0.1%
1,490	Laboratory Corp. of America Holdings(h)	258,783
6,034	UnitedHealth Group, Inc.	1,605,286

		1,864,069

	Hotels, Restaurants & Leisure – 0.1%
11,096	Hilton Worldwide Holdings, Inc.	896,335
4,350	McDonald’s Corp.	727,711

		1,624,046

	Household Products – 0.1%
9,896	Procter & Gamble Co. (The)	823,644

	Industrial Conglomerates – 0.1%
5,164	Honeywell International, Inc.	859,290

	Insurance – 0.1%
5,496	Chubb Ltd.	734,486
6,666	Fidelity National Financial, Inc.	262,307
3,831	Prudential Financial, Inc.	388,157

		1,384,950

	IT Services – 0.1%
7,509	Automatic Data Processing, Inc.	1,131,306
5,132	Visa, Inc., Class A	770,262

		1,901,568

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 0.0%
1,212	Altra Industrial Motion Corp.	$50,056
2,399	Deere & Co.	360,642
3,278	Fortive Corp.	276,007

		686,705

	Media – 0.2%
65,740	Comcast Corp., Class A	2,327,853

	Oil, Gas & Consumable Fuels – 0.7%
34,950	Canadian Natural Resources Ltd.	1,141,865
16,575	Canadian Natural Resources Ltd.	541,340
3,962	Chevron Corp.	484,474
2,135	Diamondback Energy, Inc.	288,631
1,884	Dommo Energia S.A., Sponsored ADR	61,230
153,694	Encana Corp.	2,014,928
1,366	Exxon Mobil Corp.	116,137
1,990	Marathon Petroleum Corp.	159,140
2,487	Valero Energy Corp.	282,896
73,856	Whiting Petroleum Corp.(h)	3,917,322
7,552	Williams Cos., Inc. (The)	205,339

		9,213,302

	Personal Products – 0.0%
3,270	Estee Lauder Cos., Inc. (The), Class A	475,196

	Pharmaceuticals – 0.4%
13,035	Allergan PLC	2,482,907
10,093	Bristol-Myers Squibb Co.	626,573
6,054	Eli Lilly & Co.	649,655
5,137	Johnson & Johnson	709,779
6,069	Zoetis, Inc.	555,678

		5,024,592

	Road & Rail – 0.0%
5,926	CSX Corp.	438,820

	Semiconductors & Semiconductor Equipment – 0.1%
36,311	Cypress Semiconductor Corp.	526,146
17,272	Teradyne, Inc.	638,719

		1,164,865

	Software – 0.2%
14,978	Microsoft Corp.	1,713,034
27,407	Oracle Corp.	1,413,105

		3,126,139

	Specialty Retail – 0.0%
602	Home Depot, Inc. (The)	124,704

	Technology Hardware, Storage & Peripherals – 0.1%
8,363	Apple, Inc.	1,887,864

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – 0.1%
13,469	Altria Group, Inc.	$812,315

	Total Common Stocks (Identified Cost $47,969,474)	53,585,868

Exchange-Traded Funds – 0.9%
30,500	Invesco QQQ Trust, Series 1	5,666,595
128,943	Financial Select Sector SPDR® Fund	3,556,248
64,459	iShares® China Large-Cap ETF	2,760,134

	Total Exchange-Traded Funds (Identified Cost $10,557,254)	11,982,977

Other Investments – 0.6%
	Aircraft ABS – 0.6%
58,545	Aergen LLC(c)(e)(f)(g)	59
900	ECAF I Blocker Ltd.(c)(e)(f)(g)	8,071,875

	Total Other Investments (Identified Cost $8,660,584)	8,071,934

Total Purchased Options – 0.0% (Identified Cost $469,223) (see detail below)		324,915

Principal Amount (‡)
Short-Term Investments – 11.7%
$50,352,814	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2018 at 1.300% to be repurchased at $50,358,269 on 10/01/2018 collateralized by $48,800,000 U.S. Treasury Bond, 3.375% due 5/15/2044 valued at $51,034,113; $345,000 U.S. Treasury Note, 2.000% due 10/31/2022 valued at $335,296 including accrued interest(p)	50,352,814
5,400,000	U.S. Treasury Bills, 1.693%, 12/06/2018(q)(r)	5,378,938
18,400,000	U.S. Treasury Bills, 1.895%, 01/03/2019(q)	18,294,422
18,400,000	U.S. Treasury Bills, 1.960%, 01/31/2019(a)(q)	18,261,337
16,620,000	U.S. Treasury Bills, 2.093%, 03/28/2019(q)	16,430,583
6,850,000	U.S. Treasury Bills, 2.126%, 01/24/2019(q)	6,801,750
13,795,000	U.S. Treasury Bills, 2.171%, 02/14/2019(q)	13,677,287
26,150,000	U.S. Treasury Bills, 2.209%, 04/25/2019(q)	25,799,477
6,970,000	U.S. Treasury Bills, 2.336%, 07/18/2019(q)	6,832,580

	Total Short-Term Investments (Identified Cost $161,914,550)	161,829,188

	Total Investments – 98.3% (Identified Cost $1,404,973,212)	1,363,203,869
	Other assets less liabilities – 1.7%	24,236,193

	Net Assets – 100.0%	$1,387,440,062

Purchased Options – 0.0%
Description	Expiration Date	Exercise Price	Shares/Units of Currency(†††)	Notional Amount	Cost	Value (†)
Options on Securities – 0.0%
Financial Select Sector SPDR® Fund, Put(h)	10/19/2018	28	128,900	$3,555,062	$122,822	$77,340

Description	Expiration Date	Exercise Price	Shares/Units of Currency(†††)	Notional Amount	Cost	Value (†)
Purchased Options – continued
Over-the-Counter Options on Currency – 0.0%
EUR, Put(h)(s)	01/14/2019	0.8995	9,928,000	$11,639,672	$346,401	$247,575

Total					$469,223	$324,915

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Option contracts on foreign indices are priced at the most recent settlement price.

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of September 30, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$5,113,971	0.4%	$20,131,770	1.5%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†††)	Options on securities are expressed as shares. Options on currency are expressed as units of currency.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of September 30, 2018 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2018 is disclosed.
(e)	Fair valued by the Fund’s adviser. At September 30, 2018, the value of these securities amounted to $20,131,770 or 1.5% of net assets.
(f)	Illiquid security.
(g)	Securities subject to restriction on resale. At September 30, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Aergen LLC	March 06, 2017	$5,854,500	$59	Less than 0.1%
ECAF I Blocker Ltd.	June 18, 2015	9,000,000	8,071,875	0.6%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	2,069,787	1,654,999	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	820,999	345,170	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	2,657,606	—	—

(h)	Non-income producing security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2018, the value of these securities amounted to $5,113,971 or 0.4% of net assets.
(j)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Position is unsettled. Contract rate was not determined at September 30, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at September 30, 2018.
(n)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(o)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at September 30, 2018. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(p)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(q)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(r)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(s)	Counterparty is Deutsche Bank AG.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the value of Rule 144A holdings amounted to $377,436,272 or 27.2% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARS	Auction Rate Security
CDOR	Canadian Dollar Offered Rate
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note LIBOR
LIBOR	London Interbank Offered Rate

MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At September 30, 2018, the Fund had the following open bilateral credit default swap agreements:

Buy Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	Enel SpA	(1.00%)	6/20/2023	6,100,000 EUR	$(3,288)	$(34,641)	$(31,353)
Morgan Stanley Capital Services, Inc.	CDX.EM Series 30, 5-Year	(1.00%)	12/20/2023	18,565,000	901,278	780,054	(121,224)
Morgan Stanley Capital Services, Inc.	Markit iTraxx Asia ex-Japan Index Series 30, 5-Year	(1.00%)	12/20/2023	15,295,000	(128,242)	(141,369)	(13,127)

Total						$604,044	$(165,704)

At September 30, 2018, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays	Fund Receives	Market Value	Unrealized Appreciation (Depreciation)[3]
16,700,000	CAD	9/14/2027	2.351%[2]	3-month CDOR [2]	$458,472	$458,136
39,700,000	CAD	9/15/2027	2.365%[2]	3-month CDOR [2]	1,055,905	1,055,094
39,700,000	CAD	9/15/2027	2.360%[2]	3-month CDOR [2]	1,068,282	1,067,475
39,700,000	CAD	9/18/2027	2.386%[2]	3-month CDOR [2]	1,005,875	1,005,047
30,950,000	CAD	9/19/2027	2.363%[2]	3-month CDOR [2]	829,688	829,051
41,000,000	CAD	9/14/2021	3-month CDOR[2]	2.095%[2]	(475,030)	(474,587)
97,600,000	CAD	9/15/2021	3-month CDOR[2]	2.115%[2]	(1,089,567)	(1,088,480)
97,600,000	CAD	9/15/2021	3-month CDOR[2]	2.110%[2]	(1,100,358)	(1,099,279)
97,600,000	CAD	9/18/2021	3-month CDOR[2]	2.120%[2]	(1,084,604)	(1,083,509)
76,460,000	CAD	9/19/2021	3-month CDOR[2]	2.070%[2]	(934,798)	(933,989)
153,000,000	USD	7/24/2020	3-month LIBOR[1]	2.829%[2]	(362,677)	(362,677)
133,420,000	USD	1/5/2028	2.432%[2]	3-month LIBOR [1]	7,309,839	7,309,839
673,470,000	USD	1/5/2020	3-month LIBOR[1]	2.110%[2]	(6,337,272)	(6,337,272)
89,205,000	CAD	4/9/2022	3-month CDOR[2]	2.365%[2]	(664,443)	(664,443)
158,670,000	USD	4/13/2020	3-month LIBOR[1]	2.601%[2]	(757,827)	(757,827)
161,300,000	USD	7/16/2028	2.930%[2]	3-month LIBOR [1]	2,499,652	2,499,652
729,650,000	USD	7/16/2020	3-month LIBOR[1]	2.826%[2]	(1,718,567)	(1,718,567)
26,784,000	CAD	4/9/2028	2.564%[2]	3-month CDOR [2]	426,996	426,996
19,565,000	USD	4/11/2028	2.826%[2]	3-month LIBOR [1]	459,973	459,973

Total					$589,539	$590,633

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
[1]	Payments are made quarterly.
[2]	Payments are made semiannually.
[3]	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	10/16/2018	CLP	B	288,625,000	$428,863	$438,922	$10,059
Bank of America, N.A.	10/16/2018	CLP	S	288,625,000	412,852	438,922	(26,070)
BNP Paribas S.A.	10/09/2018	SEK	S	3,730,000	410,184	419,934	(9,750)

Citibank N.A.	10/09/2018	JPY	S	60,720,000	$546,436	$534,687	$11,749
Credit Suisse International	10/29/2018	COP	S	18,400,000,000	6,112,145	6,211,732	(99,587)
Deutsche Bank AG	10/24/2018	BRL	S	2,710,000	653,232	669,980	(16,748)
Deutsche Bank AG	10/31/2018	EUR	S	2,000,000	2,351,890	2,327,359	24,531
Deutsche Bank AG	10/31/2018	GBP	S	5,095,000	6,711,185	6,649,354	61,831
Goldman Sachs & Co.	10/10/2018	EUR	S	475,000	550,885	551,846	(961)
Goldman Sachs & Co.	10/09/2018	MYR	B	5,645,000	1,361,389	1,363,757	2,368
HSBC Bank USA	10/09/2018	NZD	B	625,000	406,751	414,300	7,549
HSBC Bank USA	10/09/2018	NZD	S	625,000	409,121	414,300	(5,179)
Morgan Stanley Capital Services, Inc.	10/22/2018	CHF	S	400,000	416,843	408,306	8,537
Morgan Stanley Capital Services, Inc.	10/09/2018	EUR	S	355,000	411,643	412,400	(757)
Morgan Stanley Capital Services, Inc.	10/24/2018	GBP	S	1,225,000	1,627,437	1,598,219	29,218
Morgan Stanley Capital Services, Inc.	10/23/2018	NZD	S	630,000	414,543	417,647	(3,104)
Morgan Stanley Capital Services, Inc.	10/09/2018	PEN	B	3,570,000	1,078,615	1,080,231	1,616
Morgan Stanley Capital Services, Inc.	10/09/2018	PHP	B	46,980,000	875,252	869,042	(6,210)
Morgan Stanley Capital Services, Inc.	10/15/2018	PLN	S	120,345,000	32,378,049	32,651,118	(273,069)
Morgan Stanley Capital Services, Inc.	10/29/2018	RUB	S	42,035,000	635,258	639,882	(4,624)
Morgan Stanley Capital Services, Inc.	10/16/2018	THB	B	22,590,000	689,560	698,815	9,255
Morgan Stanley Capital Services, Inc.	10/31/2018	ZAR	S	361,810,000	25,333,287	25,487,317	(154,030)
UBS AG	10/09/2018	ILS	S	1,485,000	411,587	408,476	3,111
UBS AG	10/09/2018	SGD	S	915,000	665,251	669,457	(4,206)

Total							$(434,471)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOE SPX Volatility Index	12/19/2018	128	$2,026,509	$1,948,800	$(77,709)

At September 30, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/21/2018	237	$34,317,621	$34,590,150	$(272,529)
Ultra 10 Year U.S. Treasury Note	12/19/2018	327	41,182,599	41,202,000	(19,401)
Ultra Long U.S. Treasury Bond	12/19/2018	131	20,188,870	20,210,844	(21,974)

Total					$(313,904)

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$120,941,782	$4,865,000	(a)	$125,806,782
ABS Home Equity	—	132,037,596	1,951,193	(b)	133,988,789
ABS Other	—	56,489,297	2,000,169	(c)(e)	58,489,466
ABS Student Loan	—	9,065,369	6,395,088	(d)	15,460,457
Independent Energy	—	22,143,963	—	(e)	22,143,963
All Other Non-Convertible Bonds*	—	563,773,812	—		563,773,812

Total Non-Convertible Bonds	—	904,451,819	15,211,450		919,663,269

Convertible Bonds*	—	31,324,832	—		31,324,832

Total Bonds and Notes	—	935,776,651	15,211,450		950,988,101

Senior Loans*	—	160,802,542	—		160,802,542
Loan Participations*	—	—	6,971,080	(f)	6,971,080
Preferred Stocks*	—	8,647,264	—		8,647,264
Common Stocks*	53,585,868	—	—		53,585,868
Exchange-Traded Funds	11,982,977	—	—		11,982,977
Other Investments*	—	—	8,071,934	(g)	8,071,934
Short-Term Investments	—	161,829,188	—		161,829,188
Purchased Options*	77,340	247,575	—		324,915

Total Investments	65,646,185	1,267,303,220	30,254,464		1,363,203,869

Centrally Cleared Interest Rate Swap Agreements (unrealized appreciation)	—	15,111,263	—		15,111,263
Forward Foreign Currency Contracts (unrealized appreciation)	—	169,824	—		169,824

Total	$65,646,185	$1,282,584,307	$30,254,464		$1,378,484,956

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bilateral Credit Default Swap Agreements (unrealized depreciation)	$—	$(165,704)	$—	$(165,704)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(14,520,630)	—	(14,520,630)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(604,295)	—	(604,295)
Futures Contracts (unrealized depreciation)	(391,613)	—	—	(391,613)

Total	$(391,613)	$(15,290,629)	$—	$(15,682,242)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Valued using broker-dealer bid prices ($1,940,519) or fair valued by the Fund’s adviser ($10,674).
(c)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($1,654,999) or fair valued by the Fund’s adviser ($345,170).
(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($4,560,088) or valued using broker-dealer bid prices ($1,835,000).
(e)	Includes securities fair valued at zero using level 3 inputs.
(f)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($5,488,905) or valued using broker-dealer bid prices ($1,482,175).
(g)	Fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund ($8,071,875) or fair valued by the Fund’s adviser ($59).

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2017 and/or September 30, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—		$—	$—	$—	$4,865,000	$—	$—	$—	$4,865,000		$—
ABS Home Equity	1,615,466		—	4,086	10,679	1,940,519	(4,562)	—	(1,614,995)	1,951,193		(331)
ABS Other	2,992,445		—	—	161,979	142,378	—	—	(1,296,633)	2,000,169		161,979
ABS Student Loan	4,900,039		—	841	208	2,185,000	(691,000)	—	—	6,395,088		780
Independent Energy	—	(a)	224,382	—	(224,382)	—	—	—	—	—	(a)	—
Non-Agency Commercial Mortgage-Backed Securities	542,412		—	—	—	—	—	—	(542,412)	—		—
Loan Participations	13,637,785		325	678	57,250	—	(6,724,958)	—	—	6,971,080		55,532
Other Investments
Aircraft ABS	14,411,624		—	—	(6,339,690)	—	—	—	—	8,071,934		(6,339,690)

Total	$38,099,771		$224,707	$5,605	$(6,333,956)	$9,132,897	$(7,420,520)	$—	$(3,454,040)	$30,254,464		$(6,121,730)

(a)	Includes securities fair valued at zero using level 3 inputs.

Debt securities valued at $3,454,040 were transferred from Level 3 to Level 2 during the period ended September 30, 2018. At December 31, 2017, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts and swap agreements. During the period ended September 30, 2018, the Fund used futures, forward foreign currency contracts, option contracts, interest rate swap agreements and credit default swap agreements to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swap agreements to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2018, the Fund engaged in forward foreign currency and option contracts for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended September 30, 2018, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended September 30, 2018, the Fund engaged in futures and option contracts for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of September 30, 2018:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Swap agreements at value	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$247,575	$169,824	$—	$417,399
Credit contracts	—	—	780,054	780,054

Total over-the-counter asset derivatives	$247,575	$169,824	$780,054	$1,197,453

Exchange-traded/cleared asset derivatives
Interest rate contracts	$—	$—	$15,114,682	$15,114,682
Equity contracts	77,340	—	—	77,340

Total exchange-traded/cleared asset derivatives	$77,340	$—	$15,114,682	$15,192,022

Total asset derivatives	$324,915	$169,824	$15,894,736	$16,389,475

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(604,295)	$—	$—	$(604,295)
Credit contracts	—	—	(176,010)	(176,010)

Total over-the-counter liability derivatives	$(604,295)	$—	$(176,010)	$(780,305)

Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$(41,375)	$(14,525,143)	$(14,566,518)
Equity contracts	—	(350,238)	—	(350,238)

Total exchange-traded/cleared liability derivatives	$—	$(391,613)	$(14,525,143)	$(14,916,756)

Total liability derivatives	$(604,295)	$(391,613)	$(14,701,153)	$(15,697,061)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including forward foreign currency contracts, options, swaptions and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2018, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America, N.A.	$(50,652)	$—
BNP Paribas S.A.	(9,750)	—
Credit Suisse International	(99,587)	—
UBS AG	(1,095)	—

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 32,258,891	$31,447,384

Net Loss amount reflects cash and securities received as collateral of $372,286.

Industry Summary at September 30, 2018 (Unaudited)

ABS Home Equity	9.7%
ABS Car Loan	9.1
Automotive	7.2
Banking	6.7
ABS Other	4.7
ABS Credit Card	4.1
Treasuries	4.1
Technology	3.6
Cable Satellite	2.2
Non-Agency Commercial Mortgage-Backed Securities	2.1
Independent Energy	2.1
Other Investments, less than 2% each	31.0
Short-Term Investments	11.7

Total Investments	98.3
Other assets less liabilities (including swap agreements, forward foreign currency and future contracts)	1.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 90.5% of Net Assets
Municipals – 90.5%
	Alabama – 2.0%
$500,000	UAB Medicine Finance Authority Revenue, UAB Medicine Obligated Group, Series B-2, 3.500%, 9/01/2035	$475,390

	California – 8.9%
500,000	California Municipal Finance Authority Revenue, Lutheran University, 5.000%, 10/01/2034	570,055
250,000	California Statewide Communities Development Authority Revenue, Beverly Community Hospital Association, 4.000%, 11/01/2032	250,535
640,000	Madera Unified School District, Capital Appreciation, 2016 Election, GO, 3.050%, 8/01/2029(a)	437,651
760,000	San Gorgonio Memorial Health Care District, GO, Refunding, 5.000%, 8/01/2024	847,180

		2,105,421

	Colorado – 8.6%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	289,458
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	431,244
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	444,992
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	282,805
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	598,445

		2,046,944

	Connecticut – 3.7%
800,000	Connecticut State Health & Educational Facilities Authority, University of New Haven, Series K-1, 5.000%, 7/01/2033	878,912

	Florida – 15.5%
240,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2027	235,567
95,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2028	92,763
700,000	City of Cape Coral FL Water & Sewer Revenue, 5.000%, 10/01/2039	780,444
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	553,305
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	437,644

Principal Amount	Description	Value (†)
Municipals – continued
	Florida – continued
$600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022	$663,708
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	450,708
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B,5.000%, 10/15/2025	454,012

		3,668,151

	Georgia – 1.2%
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	282,170

	Illinois – 5.1%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	580,905
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	522,795
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	106,731

		1,210,431

	Louisiana – 2.1%
200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	219,816
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	273,835

		493,651

	Missouri – 3.3%
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	785,897

	Nevada – 2.4%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	563,925

	New Jersey – 5.9%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtua Health, Inc., 5.000%, 7/01/2023	295,856
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	555,195
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	557,440

		1,408,491

Principal Amount	Description	Value (†)
Municipals – continued
	New Mexico – 2.4%
$500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	$560,345

	Ohio – 4.7%
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	563,805
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	558,035

		1,121,840

	Pennsylvania – 1.3%
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	296,768

	Rhode Island – 2.4%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	564,395

	South Dakota – 2.4%
500,000	South Dakota Health & Educational Facilities Authority, Regional Health System Obligated Group, 5.000%, 9/01/2028	575,165

	Tennessee – 5.2%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	561,300
615,000	Metropolitan Nashville Airport Authority (The) Revenue, Series B, AMT, 5.000%, 7/01/2023	681,365

		1,242,665

	Texas – 5.3%
700,000	Houston TX Airport System Revenue, Refunding, Series C, AMT, 5.000%, 7/01/2026	803,929
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	446,504

		1,250,433

	Washington – 7.0%
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	556,765
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	542,995
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	559,170

		1,658,930

	Wisconsin – 1.1%
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	249,392

	Description	Value (†)
	Total Bonds and Notes (Identified Cost $21,194,407)	$21,439,316

Shares
Exchange-Traded Funds – 3.4%
10,000	SPDR® Nuveen S&P High Yield Municipal Bond ETF	562,700
10,000	VanEck Vectors® Short High-Yield Municipal Index ETF	243,100

	Total Exchange-Traded Funds (Identified Cost $811,629)	805,800

	Total Investments – 93.9% (Identified Cost $22,006,036)	22,245,116
	Other assets less liabilities – 6.1%	1,433,481

	Net Assets – 100.0%	$23,678,597

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
GO	General Obligation
SPDR	Standard & Poor’s Depositary Receipt

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$21,439,316	$—	$21,439,316
Exchange-Traded Funds	805,800	—	—	805,800

Total	$805,800	$21,439,316	$—	$22,245,116

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2018 there were no transfers among Levels 1, 2 and 3.

Holdings Summary at September 30, 2018 (Unaudited)

Medical	19.7%
Higher Education	13.0
Airport	12.1
Water	11.3
General Obligation	10.7
General	7.6
School District	6.1
Transportation	5.5
Exchange-Traded Funds	3.4
Power	3.3
Utilities	1.2

Total Investments	93.9
Other assets less liabilities	6.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 96.0% of Net Assets
	Banks – 6.0%
574,375	Bank of NT Butterfield & Son Ltd. (The)	$29,787,087
254,025	Chemical Financial Corp.	13,564,935
261,300	PacWest Bancorp	12,450,945

		55,802,967

	Building Products – 2.0%
109,225	Allegion PLC	9,892,508
137,525	Masonite International Corp.(a)	8,815,353

		18,707,861

	Capital Markets – 2.7%
149,650	Nasdaq, Inc.	12,839,970
193,350	SEI Investments Co.	11,813,685

		24,653,655

	Chemicals – 2.6%
173,925	FMC Corp.	15,162,782
206,300	PolyOne Corp.	9,019,436

		24,182,218

	Commercial Services & Supplies – 2.9%
127,000	Brink’s Co. (The)	8,858,250
296,900	KAR Auction Services, Inc.	17,721,961

		26,580,211

	Consumer Finance – 0.9%
273,425	Synchrony Financial	8,498,049

	Containers & Packaging – 4.0%
84,950	Avery Dennison Corp.	9,204,332
452,225	Crown Holdings, Inc.(a)	21,706,800
55,000	Packaging Corp. of America	6,032,950

		36,944,082

	Diversified Consumer Services – 2.6%
852,675	Laureate Education, Inc., Class A(a)	13,165,302
173,925	ServiceMaster Global Holdings, Inc.(a)	10,788,568

		23,953,870

	Electric Utilities – 1.8%
270,200	Eversource Energy	16,601,088

	Electrical Equipment – 1.4%
61,475	Hubbell, Inc.	8,211,216
185,250	nVent Electric PLC	5,031,390

		13,242,606

	Electronic Equipment, Instruments & Components – 1.7%
234,600	Keysight Technologies, Inc.(a)	15,549,288

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – 1.6%
202,250	Baker Hughes, a GE Co.	$6,842,118
743,450	Forum Energy Technologies, Inc.(a)	7,694,707

		14,536,825

	Health Care Providers & Services – 2.7%
171,500	Centene Corp.(a)	24,829,770

	Hotels, Restaurants & Leisure – 4.9%
307,425	Aramark	13,225,424
724,850	Extended Stay America, Inc.	14,663,715
248,350	Six Flags Entertainment Corp.	17,339,797

		45,228,936

	Household Durables – 2.1%
71,200	Mohawk Industries, Inc.(a)	12,484,920
331,135	Newell Brands, Inc.	6,722,041

		19,206,961

	Independent Power & Renewable Electricity Producers – 3.8%
910,100	Atlantica Yield PLC	18,729,858
648,800	Vistra Energy Corp.(a)	16,142,144

		34,872,002

	Insurance – 5.9%
190,925	Arthur J. Gallagher & Co.	14,212,457
264,525	Athene Holding Ltd., Class A(a)	13,665,361
229,750	First American Financial Corp.	11,852,803
102,750	Reinsurance Group of America, Inc.	14,853,540

		54,584,161

	IT Services – 9.0%
59,865	Alliance Data Systems Corp.	14,137,718
109,225	CACI International, Inc., Class A(a)	20,113,784
183,650	Fidelity National Information Services, Inc.	20,030,705
110,025	Fiserv, Inc.(a)	9,063,860
153,700	Global Payments, Inc.	19,581,380

		82,927,447

	Life Sciences Tools & Services – 1.9%
132,862	IQVIA Holdings, Inc.(a)	17,237,516

	Machinery – 4.3%
101,925	Middleby Corp. (The)(a)	13,183,999
326,825	Milacron Holdings Corp.(a)	6,618,206
136,725	Oshkosh Corp.	9,740,289
197,400	Timken Co. (The)	9,840,390

		39,382,884

	Media – 2.4%
273,425	Nexstar Media Group, Inc., Class A	22,256,795

Shares	Description	Value (†)
Common Stocks – continued
	Metals & Mining – 1.9%
1,099,400	Constellium NV, Class A(a)	$13,577,590
47,725	Reliance Steel & Aluminum Co.	4,070,465

		17,648,055

	Multi-Utilities – 5.3%
258,875	Ameren Corp.	16,366,077
334,100	CMS Energy Corp.	16,370,900
243,500	WEC Energy Group, Inc.	16,256,060

		48,993,037

	Oil, Gas & Consumable Fuels – 6.7%
281,525	Continental Resources, Inc.(a)	19,222,527
1,224,000	QEP Resources, Inc.(a)	13,855,680
1,453,750	WPX Energy, Inc.(a)	29,249,450

		62,327,657

	REITs - Diversified – 4.3%
272,625	CyrusOne, Inc.	17,284,425
1,274,150	New Residential Investment Corp.	22,705,353

		39,989,778

	Road & Rail – 1.0%
273,425	Knight-Swift Transportation Holdings, Inc.	9,427,694

	Semiconductors & Semiconductor Equipment – 1.2%
125,400	Analog Devices, Inc.	11,594,484

	Software – 2.2%
120,550	Check Point Software Technologies Ltd.(a)	14,185,118
68,775	RingCentral, Inc., Class A(a)	6,399,514

		20,584,632

	Specialty Retail – 0.7%
104,350	Signet Jewelers Ltd.	6,879,796

	Textiles, Apparel & Luxury Goods – 2.3%
305,800	Gildan Activewear, Inc.	9,305,494
80,900	PVH Corp.	11,681,960

		20,987,454

	Thrifts & Mortgage Finance – 3.2%
104,350	Essent Group Ltd.(a)	4,617,488
330,075	MGIC Investment Corp.(a)	4,393,298
241,075	Radian Group, Inc.	4,983,020
11,140,500	WMIH Corp.(a)	15,485,295

		29,479,101

	Total Common Stocks (Identified Cost $753,066,050)	887,690,880

Closed-End Investment Companies – 2.4%
1,283,050	Ares Capital Corp. (Identified Cost $19,412,153)	22,055,629

Principal Amount	Description	Value (†)
Short-Term Investments – 0.4%
$3,386,660	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2018 at 1.300% to be repurchased at $3,387,027 on 10/01/2018 collateralized by $3,305,000 U.S. Treasury Bond, 3.375% due 5/15/2044 valued at $3,456,306 including accrued interest(b) (Identified Cost $3,386,660)	$3,386,660

	Total Investments – 98.8% (Identified Cost $775,864,863)	913,133,169
	Other assets less liabilities – 1.2%	11,021,297

	Net Assets – 100.0%	$924,154,466

(†)   Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Non-income producing security.

(b)   The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs Real Estate Investment Trusts

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$887,690,880	$—	$—	$887,690,880
Closed-End Investment Companies	22,055,629	—	—	22,055,629
Short-Term Investments	—	3,386,660	—	3,386,660

Total	$909,746,509	$3,386,660	$—	$913,133,169

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2018 (Unaudited)

IT Services	9.0%
Oil, Gas & Consumable Fuels	6.7
Banks	6.0
Insurance	5.9
Multi-Utilities	5.3
Hotels, Restaurants & Leisure	4.9
REITs - Diversified	4.3
Machinery	4.3
Containers & Packaging	4.0
Independent Power & Renewable Electricity Producers	3.8
Thrifts & Mortgage Finance	3.2
Commercial Services & Supplies	2.9
Health Care Providers & Services	2.7
Capital Markets	2.7
Chemicals	2.6
Diversified Consumer Services	2.6
Media	2.4
Closed-End Investment Companies	2.4
Textiles, Apparel & Luxury Goods	2.3
Software	2.2
Household Durables	2.1
Building Products	2.0
Other Investments, less than 2% each	14.1
Short-Term Investments	0.4

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2018

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 20, 2018